UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

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Date of reporting period: 12/31/15

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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Lifestyle Portfolios

Annual report 12/31/15

A message to shareholders

Dear shareholder,

Global financial markets delivered lackluster performance in 2015, on balance, while volatility rose across asset classes. Among the factors driving investor concerns were persistently low oil prices, evidence of slowing growth in China, and increasing terrorist activity in Europe and the Middle East. Economic growth continues to slowly gather steam in the United States, and central banks in Europe and Asia remain committed to further monetary stimulus. However, several headwinds remain, and our network of asset managers and research firms expects volatility to affect a range of global markets in 2016. Corporate bond market liquidity has added to concerns, since new regulations intended to limit risk taking by banks may subsequently limit the ability of those institutions to buy bonds from sellers.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place, such as a credit facility and an interfund lending program. Given today's market dynamics, now may be a good time to ask your financial advisor whether your portfolio is sufficiently diversified to meet your long-term objectives and withstand the inevitable bumps along the way.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—for the introduction of the passively managed John Hancock Multifactor ETFs. Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of December 31, 2015. They are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. There is no guarantee that the funds' investment strategies will be successful. Please see the funds' prospectuses for information about the specific risks involved. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Lifestyle Portfolios

Table of contents

2	Lifestyle Portfolios at a glance
5	Discussion of portfolio performance
8	John Hancock Lifestyle Aggressive Portfolio
9	John Hancock Lifestyle Growth Portfolio
10	John Hancock Lifestyle Balanced Portfolio
11	John Hancock Lifestyle Moderate Portfolio
12	John Hancock Lifestyle Conservative Portfolio
13	Your expenses
17	Portfolios' investments
22	Financial statements
27	Financial highlights
37	Notes to financial statements
57	Auditor's report
58	Tax information
59	Trustees and officers
62	More information

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       1

Lifestyle Portfolios at a glance

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The portfolios posted modest losses, but outpaced peers

While the portfolios declined slightly during the period, each one finished ahead of its Morningstar category average.

Natural resources rout intensified during the year

A small allocation to global natural resources-related equities weighed down absolute and benchmark-relative performance as oil and other commodity prices plummeted further in 2015.

Defensive stock exposure was helpful

Positions in a basket of defensively oriented equity strategies made a strong relative showing, delivering a measure of downside protection for the portfolios during a period marked by the highest market volatility spikes since 2011.

PORTFOLIO ALLOCATION AS OF 12/31/15 (%)

HIGHER POTENTIAL RETURN AND RISK
LOWER POTENTIAL RETURN AND RISK

Lifestyle Aggressive Portfolio

Equity	85.9
Alternative and specialty	14.1

Lifestyle Growth Portfolio

Equity	71.7
Fixed income	14.2
Alternative and specialty	14.1

Lifestyle Balanced Portfolio

Equity	52.9
Fixed income	34.3
Alternative and specialty	12.8

Lifestyle Moderate Portfolio

Equity	37.6
Fixed income	54.6
Alternative and specialty	7.8

Lifestyle Conservative Portfolio

Equity	18.0
Fixed income	71.2
Alternative and specialty	10.8

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       2

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/15 (%)

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       3

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/15 (%)

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios' objectives, risks, and strategy, see the portfolios' prospectuses.

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       4

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What were the major themes in the global capital markets during 2015?

During the period, we saw a degree of choppiness in stock prices that had been largely absent in recent years. The CBOE Volatility Index, or VIX, jumped to levels not reached since 2011, driven by concerns about slowing growth in China, the prospects of Greece exiting the European Union, a surging U.S. dollar, and slumping commodity prices. Diverging central bank actions also prompted market volatility as the European Central Bank and the Bank of Japan continued to pursue ever looser monetary policies while the U.S. Federal Reserve increased the fed funds rate for the first time since 2006.

Global equity markets were widely divergent as well. The S&P 500 Index finished the year with a modestly positive total return while developed-markets abroad, as represented by the MSCI EAFE Index, were slightly down. Emerging-market equities took a tumble as the MSCI Emerging Markets Index fell more than 14%.

Within the United States alone, the spread between growth and value stocks was nearly 10%, with the Russell 1000 Growth Index posting a gain and the Russell 1000 Value Index a loss. The Russell 2000 Index, a proxy for U.S. small-cap-stocks, was down.

Core fixed-income assets were just better than flat as the Barclays U.S. Aggregate Index posted a 0.55% total return. High-yield corporates and other credit-sensitive bond sectors were weak, with spreads widening as oil prices fell.

Given that backdrop, how did the portfolios perform during the year?

Declining modestly, the portfolios performed generally as we would have expected given their broad exposure to the world's equity and fixed-income markets. As always, the holdings are intentionally global and multi-sector in nature, a key element of our diversification strategy.

What's interesting about this particular period is that, while dispersion within the stock market and within the bond market was significant, the return discrepancy between between equity and debt, broadly defined, was not. Excluding sales charges, the performance differential between the most conservative and the most aggressive of the five Lifestyle Portfolios was roughly a quarter of a percentage point or less, depending upon the share class.

How were the portfolios positioned as of December 31, 2015? In light of the market action since then, have you made any material allocation changes?

The opening days of 2016 gave investors quite a jolt, with headlines dominated by China's economic and market transition challenges, a deterioration in Iran-Saudi Arabia relations, and the resurrection of national borders within Europe. These themes will be with us for some time, along with others, and we expect they'll continue to drive market volatility through the course of 2016, but they shouldn't alter an asset allocator's long-range plan. On the margin we've often taken advantage of market dislocations by rebalancing into weakness, and we remain poised to do so when we believe it will be in the long-term shareholder's best interest.

John Hancock Lifestyle Portfolios celebrated their 10th anniversary this fall—congratulations. In your view, what's made this approach to investing so durable?

In managing the portfolios, we follow a consistent, time-tested investment process that has endured over multiple business, credit, and interest-rate cycles. We believe diversification should extend beyond asset classes to include multiple investment styles and multiple managers, too. These global portfolios express that view throughout the course of different market environments. Combining active asset allocation and manager selection in the portfolio construction process, we harness expert ideas from independent

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       5

investment teams across the globe. Over the years, we've also made extensive use of alternative asset markets and strategies, including absolute return styles demonstrating low correlations with conventional stock and bond investments.

Would you please give us a brief update on the portfolio management team?

Effective January 1, 2016, immediately following the close of the portfolios' fiscal year, Steven E. Medina, CFA, began a new role in our organization, and he no longer serves as a portfolio manager of the Lifestyle Portfolios. As of the same date, Marcelle Daher, CFA, and Nathan W. Thooft, CFA—both veteran members of John Hancock Asset Management's global asset allocation team and portfolio managers since 2013—join me as co-heads of asset allocation.

In addition to continuing to manage the portfolios with me, Marcelle and Nate have also assumed many of the former responsibilities of Steve, who became chief investment officer of developed-market equities at John Hancock Asset Management.

Management continuity is a hallmark of our team-run asset allocation portfolios, and we are confident that the transition of Steve's responsibilities to Marcelle and Nate will continue to be smooth. With presence in Boston, Hong Kong, and Toronto, the global asset allocation team is backed by more than two-dozen investment professionals—including quantitative researchers, fundamental analysts, and financial economists—with an average of 15 years of industry experience.

LIFESTYLE AGGRESSIVE PORTFOLIO

The portfolio's Class A shares declined 1.54%, excluding sales charges, and its custom blended benchmark declined 1.22% for the period. Morningstar's aggressive allocation fund category was down 2.77%.

A modest overweight allocation to natural resources-related equities hindered results amid mounting concerns of a global supply glut and persistently weak prices for oil and other commodities. Allocations to healthcare and information technology stocks helped relative performance. The portfolio's basket of defensively oriented equity strategies, including Capital Appreciation Value Fund (T. Rowe Price), buoyed results, too.

Manager selection represented a hindrance to the period's relative results. International Value Fund (Franklin Templeton), Equity Income Fund (T. Rowe Price), and Alpha Opportunities Fund (Wellington) were among the lead detractors. These were partially offset by contributors that included Capital Appreciation Fund (Jennison), Blue Chip Growth Fund (T. Rowe Price), and Mid Cap Stock Fund (Wellington).

LIFESTYLE GROWTH PORTFOLIO

The portfolio's Class A shares declined 1.45%, excluding sales charges, and its custom blended benchmark declined 0.95% for the period. Morningstar's aggressive allocation fund category was down 2.77%.

A modest overweight allocation to natural resources-related equities hindered results amid mounting concerns of a global supply glut and persistently weak prices for oil and other commodities. Allocations to healthcare and information technology stocks helped relative performance. The portfolio's basket of defensively oriented equity strategies, including Capital Appreciation Value Fund (T. Rowe Price), buoyed results, too.

Manager selection represented a hindrance to the period's relative results. International Value Fund (Franklin Templeton), Equity Income Fund (T. Rowe Price), and Absolute Return Currency Fund (First Quadrant) were among the lead detractors. These were partially offset by contributors that included Capital Appreciation Fund (Jennison), Blue Chip Growth Fund (T. Rowe Price), and Fundamental Global Franchise Fund (JHAM).

LIFESTYLE BALANCED PORTFOLIO

The portfolio's Class A shares declined 1.54%, excluding sales charges, and its custom blended benchmark declined 0.74% for the period. Morningstar's moderate allocation fund category was down 1.93%.

A modest overweight allocation to natural resources-related equities hindered results amid mounting concerns of a global supply glut and persistently weak prices for oil and other commodities. An underweight position in high-yield credit, which also suffered during

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       6

the year, helped relative performance. An allocation to a basket of defensively oriented equity strategies, including Capital Appreciation Value Fund (T. Rowe Price), buoyed results, too.

Manager selection represented a hindrance to the period's relative results. Floating Rate Income Fund (WAMCO), International Value Fund (Franklin Templeton), and Absolute Return Currency Fund (First Quadrant) were among the lead detractors. These were partially offset by contributors that included Strategic Income Opportunities Fund (JHAM), Capital Appreciation Fund (Jennison), and Blue Chip Growth Fund (T. Rowe Price).

LIFESTYLE MODERATE PORTFOLIO

The portfolio's Class A shares declined 1.67%, excluding sales charges, and its custom blended benchmark declined 0.59% for the period. Morningstar's conservative allocation fund category was down 2.32%.

A modest overweight allocation to natural resources-related equities hindered results amid mounting concerns of a global supply glut and persistently weak prices for oil and other commodities. An underweight position in high-yield credit, which also suffered during the year, helped relative performance. An allocation to a basket of defensively oriented equity strategies, including Capital Appreciation Value Fund (T. Rowe Price), buoyed results, too.

Manager selection represented a hindrance to the period's relative results. Floating Rate Income Fund (WAMCO), International Value Fund (Franklin Templeton), and Emerging Markets Debt Fund (JHAM) were among the lead detractors. These were partially offset by contributors that included Strategic Income Opportunities Fund (JHAM), Fundamental Large Cap Value Fund (JHAM), and Blue Chip Growth Fund (T. Rowe Price).

LIFESTYLE CONSERVATIVE PORTFOLIO

The portfolio's Class A shares declined 1.74%, excluding sales charges, and its custom blended benchmark declined 0.50% for the period. Morningstar's conservative allocation fund category was down 2.32%.

A modest overweight allocation to natural resources-related equities hindered results amid mounting concerns of a global supply glut and persistently weak prices for oil and other commodities. An underweight position in high-yield credit, which also suffered during the year, helped relative performance. An allocation to a basket of defensively oriented equity strategies, including Capital Appreciation Value Fund (T. Rowe Price), buoyed results, too.

Manager selection represented a hindrance to the period's relative results. Floating Rate Income Fund (WAMCO), Absolute Return Currency Fund (First Quadrant), and Emerging Markets Debt Fund (JHAM) were among the lead detractors. These were partially offset by contributors that included Strategic Income Opportunities Fund (JHAM), Fundamental Large Cap Value Fund (JHAM), and Blue Chip Growth Fund (T. Rowe Price).

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

The portfolios' performance depends on the subadvisors' ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging and other strategic transactions may increase volatility and result in losses if not successful. For additional information on these and other risk considerations, please see the portfolios' prospectuses.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       7

John Hancock Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends), a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	85.9
U.S. Large Cap	35.8
International Large Cap	14.6
Large Blend	9.1
U.S. Mid Cap	8.8
Emerging Markets	7.0
International Small Cap	4.9
U.S. Small Cap	4.7
Global Large Cap	1.0
Alternative and specialty	14.1
Technical Opportunities	2.8
Science & Technology	2.5
Financial Industries	2.4
Natural Resources	1.4
Global Absolute Return Strategies	1.2
Real Estate	1.0
Currency	0.8
Redwood	0.8
Health Sciences	0.7
Seaport	0.5

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-6.47	-6.87	-3.11	-1.51	-1.89	-1.65	-1.86	-1.46	-1.25	-1.07	-1.12	1.38	-0.39	-1.22
5 year	5.72	5.66	6.06	6.31	6.36	6.45	6.45	6.81	7.12	7.01	7.27	12.57	4.07	8.94
10 year	4.03	3.93	3.82	4.04	—	3.77	4.28	4.60	4.90	3.81	5.04	7.31	3.50	6.23
Cumulative returns
5 year	32.08	31.71	34.19	35.79	36.14	36.67	36.71	39.01	41.05	40.29	42.02	80.75	22.07	53.42
10 year	48.45	47.07	45.51	48.54	—	44.85	52.08	56.77	61.32	45.40	63.53	102.42	41.09	83.07

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.44	2.13	2.14	1.14	1.78	1.52	1.68	1.37	1.07	1.02	1.06
Net (%)	1.42	2.13	2.14	1.12	1.78	1.52	1.68	1.27	1.07	1.01	1.06

*	Expenses have been estimated for the first year of operations of the fund's Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, and Index 3 returns at 12-31-15 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.09%, 2.41%, and 5.77% (respectively, annualized) and 88.87%, 24.76%, and 68.43% (respectively, cumulative).
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       8

John Hancock Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index.

Index 4 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	71.7
U.S. Large Cap	31.8
International Large Cap	12.0
Large Blend	7.9
U.S. Mid Cap	7.1
Emerging Markets	4.8
International Small Cap	3.9
U.S. Small Cap	3.1
Global Large Cap	1.1
Fixed income	14.2
Multi-Sector Bond	5.1
Bank Loan	2.7
Global Bond	2.4
Intermediate Bond	2.1
High Yield Bond	1.1
Treasury Inflation-Protected Securities	0.8
Alternative and specialty	14.1
Technical Opportunities	2.4
Global Absolute Return Strategies	2.2
Science & Technology	2.1
Financial Industries	2.0
Currency	1.5
Natural Resources	1.1
Real Estate	1.0
Redwood	0.8
Health Sciences	0.7
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-6.37	-6.64	-3.00	-1.35	-1.73	-1.55	-1.70	-1.30	-1.10	-1.04	-1.02	-0.98	1.38	0.55	1.37	-0.95
5 year	5.35	5.36	5.69	5.98	6.08	6.09	6.15	6.55	6.81	6.72	6.88	6.94	12.57	3.25	10.78	7.97
10 year	4.33	4.26	4.13	4.38	—	4.18	4.61	4.96	5.24	4.60	5.33	—	7.31	4.51	6.95	6.19
Cumulative returns
5 year	29.76	29.85	31.85	33.68	34.32	34.39	34.78	37.32	39.00	38.46	39.45	39.85	80.75	17.32	66.82	46.75
10 year	52.84	51.72	49.88	53.49	—	50.55	56.98	62.25	66.61	56.77	68.11	—	102.42	55.52	95.72	82.27

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.38	2.08	2.08	1.09	1.73	1.47	1.62	1.32	1.02	0.97	1.01	0.96
Net (%)	1.37	2.08	2.08	1.07	1.73	1.47	1.62	1.22	1.02	0.96	1.01	0.96

*	Expenses have been estimated for the first year of operations of the fund's Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 12-31-15 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.40%, 4.84%, 7.10%, and 6.06% (respectively, annualized), and 97.09%, 56.65%, 91.83%, and 74.89% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 12-31-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.09%, 4.63%, 6.81%, and 5.84% (respectively, annualized) and 88.87%, 52.28%,84.35%, and 69.45% (respectively, cumulative).
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       9

John Hancock Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Index 4 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	52.9
U.S. Large Cap	24.0
International Large Cap	8.9
Large Blend	5.9
U.S. Mid Cap	5.0
Emerging Markets	3.2
International Small Cap	2.5
U.S. Small Cap	2.4
Global Large Cap	1.0
Fixed income	34.3
Multi-Sector Bond	11.7
Intermediate Bond	9.0
Bank Loan	5.5
Global Bond	4.6
High Yield Bond	2.1
Treasury Inflation-Protected Securities	1.4
Alternative and specialty	12.8
Global Absolute Return Strategies	2.3
Science & Technology	1.9
Financial Industries	1.7
Currency	1.6
Technical Opportunities	1.4
Real Estate	1.3
Natural Resources	1.0
Redwood	0.8
Health Sciences	0.5
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-6.48	-6.80	-3.11	-1.48	-1.86	-1.66	-1.75	-1.42	-1.16	-1.08	-1.13	-1.07	1.38	0.55	1.28	-0.74
5 year	4.50	4.47	4.82	5.14	5.18	5.22	5.31	5.70	5.93	5.87	6.01	6.06	12.57	3.25	8.95	6.95
10 year	4.28	4.17	4.08	4.34	—	4.10	4.57	4.92	5.19	4.54	5.26	—	7.31	4.51	6.48	6.04
Cumulative returns
5 year	24.59	24.45	26.54	28.49	28.73	28.98	29.51	31.95	33.39	32.98	33.86	34.18	80.75	17.32	53.48	39.96
10 year	52.04	50.53	49.15	52.98	—	49.52	56.41	61.62	65.81	55.9	67.01	—	102.42	55.52	87.42	79.84

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.34	2.05	2.04	1.05	1.68	1.43	1.59	1.28	0.99	0.93	0.97	0.92
Net (%)	1.33	2.05	2.04	1.03	1.68	1.43	1.59	1.18	0.99	0.92	0.97	0.92

*	Expenses have been estimated for the first year of operations of the fund's Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 12-31-15 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.40%, 4.84%,6.69%, and 6.02% (respectively, annualized), and 97.09%, 56.65%, 84.93%, and 74.29% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 12-31-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.09%, 4.63%, 6.42%, and 5.81% (respectively, annualized) and 88.87%, 52.28%, 78.23%, and 68.96% (respectively, cumulative).
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       10

John Hancock Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.

Index 4 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	37.6
U.S. Large Cap	18.3
International Large Cap	6.2
Large Blend	4.0
U.S. Mid Cap	3.2
Emerging Markets	1.9
International Small Cap	1.6
U.S. Small Cap	1.4
Global Large Cap	1.0
Fixed income	54.6
Intermediate Bond	20.1
Multi-Sector Bond	14.3
Bank Loan	8.2
Global Bond	6.9
High Yield Bond	3.0
Treasury Inflation-Protected Securities	2.1
Alternative and specialty	7.8
Global Absolute Return Strategies	2.7
Currency	1.8
Real Estate	1.0
Redwood	0.8
Natural Resources	0.7
Enduring Assets	0.5
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-6.57	-6.98	-3.25	-1.59	-1.99	-1.72	-1.89	-1.50	-1.29	-1.20	-1.25	-1.27	1.38	0.55	1.12	-0.59
5 year	3.74	3.69	4.05	4.41	4.35	4.46	4.47	4.86	5.10	4.95	5.24	5.28	12.57	3.25	7.08	5.88
10 year	4.17	4.06	3.96	4.28	—	4.00	4.40	4.72	5.02	3.88	5.16	—	7.31	4.51	5.92	5.81
Cumulative returns
5 year	20.15	19.85	21.98	24.09	23.75	24.40	24.42	26.76	28.21	27.30	29.07	29.33	80.75	17.32	40.77	33.09
10 year	50.43	48.87	47.51	52.02	—	48.03	53.87	58.65	63.21	46.37	65.35	—	102.42	55.52	77.78	75.87

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.31	2.01	2.01	1.01	1.65	1.40	1.55	1.26	0.95	0.90	0.93	0.88
Net (%)	1.29	2.01	2.01	0.99	1.65	1.40	1.55	1.16	0.95	0.88	0.93	0.88

*	Expenses have been estimated for the first year of operations of the fund's Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 12-31-15 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.40%,4.84%,6.17%, and 5.89% (respectively, annualized), and 97.09%, 56.65%, 76.61%, and 72.19% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 12-31-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.09%, 4.63%, 5.93%, and 5.68% (respectively, annualized) and 88.87%, 52.28%, 70.70%, and 67.00% (respectively, cumulative).
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       11

John Hancock Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index.

Index 4 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	18.0
U.S. Large Cap	8.4
International Large Cap	4.6
Large Blend	1.8
U.S. Mid Cap	1.3
Emerging Markets	0.7
Global Large Cap	0.7
U.S. Small Cap	0.5
Fixed income	71.2
Intermediate Bond	28.5
Multi-Sector Bond	15.4
Bank Loan	9.4
Global Bond	8.3
Short-Term Bond	4.0
Treasury Inflation-Protected Securities	3.5
High Yield Bond	2.1
Alternative and specialty	10.8
Global Absolute Return Strategies	3.9
Currency	2.7
Enduring Assets	2.0
Real Estate	1.0
Redwood	0.6
Natural Resources	0.4
Seaport	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-6.65	-7.07	-3.40	-1.65	-2.11	-1.86	-1.94	-1.56	-1.41	-1.34	-1.39	1.38	0.55	0.87	-0.50
5 year	2.70	2.66	3.01	3.38	3.29	3.41	3.43	3.78	4.06	3.84	4.17	12.57	3.25	5.18	4.76
10 year	3.95	3.84	3.73	4.07	—	3.77	4.19	4.48	4.80	3.45	4.92	7.31	4.51	5.27	5.48
Cumulative returns
5 year	14.26	14.01	15.99	18.11	17.54	18.28	18.34	20.37	22.00	20.75	22.65	80.75	17.32	28.72	26.20
10 year	47.25	45.83	44.29	48.96	—	44.78	50.76	54.97	59.78	40.39	61.59	102.42	55.52	67.05	70.48

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.98	1.99	0.99	1.63	1.38	1.52	1.23	0.92	0.87	0.91
Net (%)	1.27	1.98	1.99	0.97	1.63	1.38	1.52	1.13	0.92	0.86	0.91

*	Expenses have been estimated for the first year of operations of the fund's Class I shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 12-31-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.09%, 4.63%, 5.33%, and 5.45% (respectively, annualized) and 88.87%, 52.28%, 61.97%, and 63.65% (respectively, cumulative).
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       12

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2015 through December 31, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       13

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 7-1-2015	Ending account value 12-31-2015	Expenses paid during period[1] 7-1-2015-12-31-2015	Annualized expense ratio[2]
Lifestyle Aggressive Portfolio
Class A	Actual	$1,000.00	$947.40	$2.31	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%
Class B	Actual	1,000.00	944.00	5.83	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class C	Actual	1,000.00	944.00	5.83	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class I	Actual	1,000.00	949.00	0.84	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class R1	Actual	1,000.00	945.70	4.02	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class R2	Actual	1,000.00	946.80	2.85	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%
Class R3	Actual	1,000.00	945.90	3.53	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.67	0.72%
Class R4	Actual	1,000.00	947.50	1.62	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual	1,000.00	949.00	0.64	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class R6	Actual	1,000.00	949.50	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%
Class 1	Actual	1,000.00	949.60	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%
Lifestyle Growth Portfolio
Class A	Actual	$1,000.00	$955.20	$2.32	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%
Class B	Actual	1,000.00	951.80	5.81	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class C	Actual	1,000.00	951.70	5.80	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class I	Actual	1,000.00	956.80	0.84	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class R1	Actual	1,000.00	954.20	3.89	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%
Class R2	Actual	1,000.00	954.60	2.86	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%
Class R3	Actual	1,000.00	953.80	3.59	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class R4	Actual	1,000.00	955.40	1.63	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual	1,000.00	956.80	0.64	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class R6	Actual	1,000.00	956.70	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%
Class 1	Actual	1,000.00	956.80	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%
Class 5	Actual	1,000.00	957.30	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       14

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 7-1-2015	Ending account value 12-31-2015	Expenses paid during period[1] 7-1-2015-12-31-2015	Annualized expense ratio[2]
Lifestyle Balanced Portfolio
Class A	Actual	$1,000.00	$961.10	$2.32	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%
Class B	Actual	1,000.00	958.10	5.82	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class C	Actual	1,000.00	957.60	5.82	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	6.01	1.18%
Class I	Actual	1,000.00	965.70	0.84	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class R1	Actual	1,000.00	959.80	3.95	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%
Class R2	Actual	1,000.00	961.00	2.87	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%
Class R3	Actual	1,000.00	960.30	3.61	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class R4	Actual	1,000.00	961.70	1.63	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual	1,000.00	962.70	0.64	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class R6	Actual	1,000.00	963.50	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%
Class 1	Actual	1,000.00	963.30	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%
Class 5	Actual	1,000.00	963.60	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%
Lifestyle Moderate Portfolio
Class A	Actual	$1,000.00	$970.00	$2.38	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%
Class B	Actual	1,000.00	967.10	5.90	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class C	Actual	1,000.00	966.40	5.90	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class I	Actual	1,000.00	971.40	0.84	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class R1	Actual	1,000.00	968.90	3.97	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%
Class R2	Actual	1,000.00	969.40	2.93	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%
Class R3	Actual	1,000.00	968.70	3.62	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class R4	Actual	1,000.00	971.20	1.64	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual	1,000.00	971.60	0.65	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class R6	Actual	1,000.00	971.90	0.35	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.36	0.07%
Class 1	Actual	1,000.00	971.70	0.60	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%
Class 5	Actual	1,000.00	971.90	0.35	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.36	0.07%

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       15

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 7-1-2015	Ending account value 12-31-2015	Expenses paid during period[1] 7-1-2015-12-31-2015	Annualized expense ratio[2]
Lifestyle Conservative Portfolio
Class A	Actual	$1,000.00	$977.80	$2.39	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%
Class B	Actual	1,000.00	974.30	5.92	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class C	Actual	1,000.00	973.50	5.92	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	6.06	1.19%
Class I	Actual	1,000.00	984.20	0.85	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class R1	Actual	1,000.00	975.20	4.08	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class R2	Actual	1,000.00	976.50	2.94	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%
Class R3	Actual	1,000.00	976.50	3.49	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.57	0.70%
Class R4	Actual	1,000.00	978.50	1.65	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual	1,000.00	978.80	0.65	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%
Class R6	Actual	1,000.00	979.00	0.35	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.36	0.07%
Class 1	Actual	1,000.00	978.80	0.60	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).
[2]	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
12-31-15	0.66%-2.99%	0.57%-2.99%	0.57%-2.99%	0.57%-2.99%	0.62%-2.99%

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       16

Portfolios' investments

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Baillie Gifford Overseas Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Declaration Management & Research LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

LIFESTYLE AGGRESSIVE PORTFOLIO

As of 12-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 85.9%
All Cap Core, Class NAV (QS Investors)	10,325,821	$122,877,270
Alpha Opportunities, Class NAV (Wellington)	22,716,092	240,563,410
Blue Chip Growth, Class NAV (T. Rowe Price)	6,318,742	205,548,668
Capital Appreciation, Class NAV (Jennison)	11,435,397	192,343,378
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,686,946	179,718,411
Disciplined Value, Class NAV (Boston Partners)	5,503,360	94,767,860
Emerging Markets, Class NAV (DFA)	25,584,734	212,097,447
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	8,458,813	71,899,909
Equity Income, Class NAV (T. Rowe Price)	12,609,100	213,219,874
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,351,097	42,659,470
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	13,894,392	176,180,886
Global Equity, Class NAV (JHAM) (A)(1)	5,254,023	53,275,793
Global Shareholder Yield, Class NAV (Epoch)	3,807,897	38,155,123
Greater China Opportunities, Class NAV (JHAM) (A)(1)	641,400	11,301,472
International Core, Class NAV (GMO)	5,475,196	158,068,913
International Growth Opportunities, Class NAV (Baillie Gifford)	8,795,653	105,899,667
International Growth Stock, Class NAV (Invesco)	9,576,685	117,122,852
International Small Cap, Class NAV (Franklin Templeton)	5,861,145	103,449,216
International Small Company, Class NAV (DFA)	10,459,981	103,449,216
International Value, Class NAV (Templeton)	15,283,380	207,701,130
International Value Equity, Class NAV (JHAM) (A)(1)	10,364,052	76,590,342
Mid Cap Stock, Class NAV (Wellington)	9,577,074	176,409,708
Mid Value, Class NAV (T. Rowe Price)	10,028,391	137,790,089
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,402,821	31,409,172
Small Cap Core, Class NAV (JHAM) (A)(1)	3,324,695	32,050,060
Small Cap Growth, Class NAV (Wellington)	4,122,061	32,770,388
Small Cap Value, Class NAV (Wellington)	2,298,783	42,205,660
Small Company Growth, Class NAV (Invesco)	1,734,127	29,740,274
Small Company Value, Class NAV (T. Rowe Price)	1,189,928	28,950,958
Strategic Growth, Class NAV (JHAM) (A)(1)	12,221,908	191,028,417
U.S. Equity, Class NAV (GMO)	7,748,441	76,787,047
Value, Class NAV (Invesco)	5,706,443	57,064,429
Value Equity, Class NAV (Barrow Hanley)	5,333,276	52,906,098
Alternative and specialty - 14.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	3,886,791	34,087,160
Financial Industries, Class NAV (JHAM) (A)(1)	5,864,417	99,225,928
Global Absolute Return Strategies, Class NAV (Standard Life)	4,926,984	51,191,365
Global Real Estate, Class NAV (Deutsche)	2,328,574	21,329,735
Health Sciences, Class NAV (T. Rowe Price)	4,904,786	29,526,813
Natural Resources, Class NAV (Jennison)	6,272,587	57,519,622
Real Estate Equity, Class NAV (T. Rowe Price)	1,914,698	21,329,735
Redwood, Class NAV (Boston Partners)	3,183,543	31,994,603

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       17

	Shares	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV (T. Rowe Price/Allianz)	9,865,742	$106,648,676
Seaport, Class NAV (Wellington)	1,933,793	21,329,735
Technical Opportunities, Class NAV (Wellington)	9,707,622	119,792,059
Total Investments (Lifestyle Aggressive Portfolio) (Cost $3,678,597,455) - 100.0%		$4,209,978,038
Other assets and liabilities, net - 0.0%		419,262
TOTAL NET ASSETS - 100.0%		$4,210,397,300

LIFESTYLE GROWTH PORTFOLIO

As of 12-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.7%
All Cap Core, Class NAV (QS Investors)	26,553,541	$315,987,137
Alpha Opportunities, Class NAV (Wellington)	56,263,000	595,825,170
Blue Chip Growth, Class NAV (T. Rowe Price)	16,761,624	545,255,626
Capital Appreciation, Class NAV (Jennison)	29,769,859	500,729,023
Capital Appreciation Value, Class NAV (T.Rowe Price)	58,612,626	631,257,980
Disciplined Value, Class NAV (Boston Partners)	14,789,529	254,675,684
Emerging Markets, Class NAV (DFA)	55,588,032	460,824,787
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	20,772,704	176,567,985
Equity Income, Class NAV (T. Rowe Price)	33,276,468	562,705,069
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	11,355,920	144,560,865
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	34,068,736	431,991,569
Global Equity, Class NAV (JHAM) (A)(1)	14,319,067	145,195,339
Global Shareholder Yield, Class NAV (Epoch)	19,313,027	193,516,534
International Core, Class NAV (GMO)	14,778,493	426,655,087
International Growth Opportunities, Class NAV (Baillie Gifford)	21,337,475	256,903,195
International Growth Stock, Class NAV (Invesco)	24,678,219	301,814,623
International Small Cap, Class NAV (Franklin Templeton)	14,419,198	254,498,850
International Small Company, Class NAV (DFA)	25,964,900	256,792,861
International Value, Class NAV (Templeton)	37,745,103	512,955,952
International Value Equity, Class NAV (JHAM) (A)(1)	27,155,303	200,677,686
Mid Cap Stock, Class NAV (Wellington)	24,354,935	448,617,902
Mid Value, Class NAV (T. Rowe Price)	25,357,052	348,405,893
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,922,044	65,424,557
Small Cap Core, Class NAV (JHAM) (A)(1)	6,975,434	67,243,183
Small Cap Growth, Class NAV (Wellington)	8,504,209	67,608,464
Small Cap Value, Class NAV (Wellington)	4,944,799	90,786,508
Small Company Growth, Class NAV (Invesco)	3,563,474	61,113,585
Small Company Value, Class NAV (T. Rowe Price)	2,559,775	62,279,326
Strategic Growth, Class NAV (JHAM) (A)(1)	31,948,046	499,347,964
U.S. Equity, Class NAV (GMO)	28,503,748	282,472,147
Value, Class NAV (Invesco)	14,758,949	147,589,495
Value Equity, Class NAV (Barrow Hanley)	18,028,927	178,846,951
Fixed income - 14.2%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	14,359,213	$141,438,246
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	9,512,044	83,896,228
Core Bond, Class NAV (Wells Capital)	2,708,494	34,804,148
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	15,835,991	134,447,560
Floating Rate Income, Class NAV (WAMCO)	44,213,805	361,226,784
Focused High Yield, Class NAV (JHAM) (A)(1)	21,058,944	67,599,209
Global Bond, Class NAV (PIMCO)	3,017,320	35,483,681
Global Income, Class NAV (Stone Harbor)	9,257,211	80,260,023
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	6,895,105	58,746,297
High Yield, Class NAV (WAMCO)	4,371,737	31,913,682
Real Return Bond, Class NAV (PIMCO)	9,595,130	102,380,033
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	23,476,882	219,274,080
Spectrum Income, Class NAV (T. Rowe Price)	14,823,764	148,385,880
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	22,139,598	229,366,239
Total Return, Class NAV (PIMCO)	8,049,202	106,249,468
U.S. High Yield Bond, Class NAV (Wells Capital)	4,357,234	44,748,794
Alternative and specialty - 14.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	22,246,055	195,097,902
Financial Industries, Class NAV (JHAM) (A)(1)	15,835,879	267,943,078
Global Absolute Return Strategies, Class NAV (Standard Life)	28,149,298	292,471,211
Global Real Estate, Class NAV (Deutsche)	7,377,409	67,577,069
Health Sciences, Class NAV (T. Rowe Price)	14,307,633	86,131,954
Natural Resources, Class NAV (Jennison)	15,482,956	141,978,708
Real Estate Equity, Class NAV (T. Rowe Price)	6,030,980	67,185,122
Redwood, Class NAV (Boston Partners)	11,127,018	111,826,533
Science & Technology, Class NAV (T. Rowe Price/Allianz)	26,270,664	283,985,874
Seaport, Class NAV (Wellington)	3,774,023	41,627,474
Technical Opportunities, Class NAV (Wellington)	24,959,705	308,002,764
Total Investments (Lifestyle Growth Portfolio) (Cost $11,966,265,179) - 100.0%		$13,233,175,038
Other assets and liabilities, net - 0.0%		(469,436)
TOTAL NET ASSETS - 100.0%		$13,232,705,602

LIFESTYLE BALANCED PORTFOLIO

As of 12-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 52.9%
All Cap Core, Class NAV (QS Investors)	16,760,958	$199,455,393
Alpha Opportunities, Class NAV (Wellington)	40,638,842	430,365,334
Blue Chip Growth, Class NAV (T. Rowe Price)	12,981,182	422,277,836
Capital Appreciation, Class NAV (Jennison)	21,354,203	359,177,694
Capital Appreciation Value, Class NAV (T.Rowe Price)	57,034,556	614,262,171
Disciplined Value, Class NAV (Boston Partners)	11,935,525	205,529,744
Emerging Markets, Class NAV (DFA)	36,630,870	303,669,915

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       18

	Shares	Value
Equity - (continued)
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	15,612,287	$132,704,440
Equity Income, Class NAV (T. Rowe Price)	24,952,605	421,948,545
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	10,953,147	139,433,561
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	25,337,019	321,273,403
Global Equity, Class NAV (JHAM) (A)(1)	14,521,379	147,246,787
Global Shareholder Yield, Class NAV (Epoch)	18,009,472	180,454,914
International Core, Class NAV (GMO)	9,869,338	284,927,801
International Growth Opportunities, Class NAV (Baillie Gifford)	17,066,999	205,486,667
International Growth Stock, Class NAV (Invesco)	18,557,836	226,962,335
International Small Cap, Class NAV (Franklin Templeton)	9,874,898	174,291,951
International Small Company, Class NAV (DFA)	17,623,049	174,291,951
International Value, Class NAV (Templeton)	30,934,948	420,405,946
International Value Equity, Class NAV (JHAM) (A)(1)	20,781,758	153,577,194
Mid Cap Stock, Class NAV (Wellington)	17,611,624	324,406,123
Mid Value, Class NAV (T. Rowe Price)	18,706,829	257,031,826
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,296,849	51,426,440
Small Cap Core, Class NAV (JHAM) (A)(1)	5,438,429	52,426,456
Small Cap Growth, Class NAV (Wellington)	6,631,455	52,720,065
Small Cap Value, Class NAV (Wellington)	3,951,064	72,541,543
Small Company Growth, Class NAV (Invesco)	2,791,886	47,880,838
Small Company Value, Class NAV (T. Rowe Price)	2,045,457	49,765,976
Strategic Growth, Class NAV (JHAM) (A)(1)	22,946,627	358,655,774
U.S. Equity, Class NAV (GMO)	27,318,285	270,724,202
Value, Class NAV (Invesco)	11,023,480	110,234,796
Value Equity, Class NAV (Barrow Hanley)	12,717,030	126,152,939
Fixed income - 34.3%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	50,924,980	501,611,054
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	16,491,012	145,450,725
Core Bond, Class NAV (Wells Capital)	15,228,689	195,688,657
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	22,007,182	186,840,972
Floating Rate Income, Class NAV (WAMCO)	93,284,699	762,135,992
Focused High Yield, Class NAV (JHAM) (A)(1)	40,409,848	129,715,613
Global Bond, Class NAV (PIMCO)	13,734,974	161,523,293
Global Income, Class NAV (Stone Harbor)	15,845,180	137,377,711
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	16,506,184	140,632,689
High Yield, Class NAV (WAMCO)	8,950,903	65,341,594
Investment Quality Bond, Class NAV (Wellington)	16,407,940	195,746,722
Real Return Bond, Class NAV (PIMCO)	18,638,241	198,870,036
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	55,310,975	516,604,506
Spectrum Income, Class NAV (T. Rowe Price)	37,420,012	374,574,318
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	56,416,757	584,477,600
Total Return, Class NAV (PIMCO)	26,238,032	346,342,027
U.S. High Yield Bond, Class NAV (Wells Capital)	8,801,337	90,389,727
Alternative and specialty - 12.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	25,352,959	$222,345,451
Financial Industries, Class NAV (JHAM) (A)(1)	13,566,754	229,549,471
Global Absolute Return Strategies, Class NAV (Standard Life)	32,167,685	334,222,245
Global Real Estate, Class NAV (Deutsche)	11,352,571	103,989,550
Health Sciences, Class NAV (T. Rowe Price)	11,359,434	68,383,793
Natural Resources, Class NAV (Jennison)	15,158,253	139,001,178
Real Estate Equity, Class NAV (T. Rowe Price)	6,223,193	69,326,366
Redwood, Class NAV (Boston Partners)	11,053,405	111,086,718
Science & Technology, Class NAV (T. Rowe Price/Allianz)	23,880,416	258,147,295
Seaport, Class NAV (Wellington)	3,625,525	39,989,545
Technical Opportunities, Class NAV (Wellington)	15,802,630	195,004,455
Total Investments (Lifestyle Balanced Portfolio) (Cost $12,880,472,738) - 100.0%		$13,796,079,863
Other assets and liabilities, net - 0.0%		28,980
TOTAL NET ASSETS - 100.0%		$13,796,108,843

LIFESTYLE MODERATE PORTFOLIO

As of 12-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 37.6%
Alpha Opportunities, Class NAV (Wellington)	7,560,770	$80,068,553
Blue Chip Growth, Class NAV (T. Rowe Price)	3,122,560	101,576,869
Capital Appreciation, Class NAV (Jennison)	4,936,045	83,024,279
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,417,060	176,811,736
Emerging Markets, Class NAV (DFA)	6,838,457	56,690,807
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,669,401	22,689,906
Equity Income, Class NAV (T. Rowe Price)	7,662,144	129,566,854
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,241,899	41,269,378
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	10,073,730	127,734,901
Global Equity, Class NAV (JHAM) (A)(1)	4,258,646	43,182,666
Global Shareholder Yield, Class NAV (Epoch)	4,986,645	49,966,186
International Core, Class NAV (GMO)	2,215,055	63,948,637
International Growth Opportunities, Class NAV (Baillie Gifford)	3,388,388	40,796,196
International Growth Stock, Class NAV (Invesco)	3,702,235	45,278,329
International Small Cap, Class NAV (Franklin Templeton)	1,906,279	33,645,830
International Small Company, Class NAV (DFA)	3,402,005	33,645,830
International Value, Class NAV (Templeton)	5,855,182	79,571,921
International Value Equity, Class NAV (JHAM) (A)(1)	3,976,094	29,383,336
Mid Cap Stock, Class NAV (Wellington)	3,523,589	64,904,512
Mid Value, Class NAV (T. Rowe Price)	5,151,677	70,784,041
Small Cap Growth, Class NAV (Wellington)	1,733,623	13,782,300
Small Cap Value, Class NAV (Wellington)	1,030,384	18,917,843
Small Company Growth, Class NAV (Invesco)	725,312	12,439,107
Small Company Value, Class NAV (T. Rowe Price)	537,006	13,065,363

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       19

	Shares	Value
Equity - (continued)
Strategic Growth, Class NAV (JHAM) (A)(1)	5,265,484	$82,299,513
U.S. Equity, Class NAV (GMO)	8,036,595	79,642,660
Fixed income - 54.6%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	34,287,053	337,727,467
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	8,664,876	76,424,206
Core Bond, Class NAV (Wells Capital)	10,885,055	139,872,954
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	9,330,596	79,216,763
Floating Rate Income, Class NAV (WAMCO)	42,537,528	347,531,607
Focused High Yield, Class NAV (JHAM) (A)(1)	16,855,421	54,105,901
Global Bond, Class NAV (PIMCO)	8,148,531	95,826,730
Global Income, Class NAV (Stone Harbor)	6,226,834	53,986,650
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	4,789,337	40,805,151
High Yield, Class NAV (WAMCO)	4,419,593	32,263,028
Investment Quality Bond, Class NAV (Wellington)	11,724,472	139,872,954
Real Return Bond, Class NAV (PIMCO)	8,365,450	89,259,347
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	19,731,688	184,293,967
Spectrum Income, Class NAV (T. Rowe Price)	14,300,084	143,143,839
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	21,522,988	222,978,153
Total Return, Class NAV (PIMCO)	17,691,163	233,523,352
U.S. High Yield Bond, Class NAV (Wells Capital)	3,968,403	40,755,502
Alternative and specialty - 7.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	8,741,321	76,661,384
Enduring Assets, Class NAV (Wellington)	2,049,400	21,026,844
Global Absolute Return Strategies, Class NAV (Standard Life)	11,016,663	114,463,131
Global Real Estate, Class NAV (Deutsche)	2,324,763	21,294,829
Natural Resources, Class NAV (Jennison)	3,228,558	29,605,880
Real Estate Equity, Class NAV (T. Rowe Price)	1,911,565	21,294,829
Redwood, Class NAV (Boston Partners)	3,263,088	32,794,036
Seaport, Class NAV (Wellington)	1,042,539	11,499,208
Total Investments (Lifestyle Moderate Portfolio) (Cost $4,113,684,935) - 100.0%		$4,234,915,265
Other assets and liabilities, net - 0.0%		363,125
TOTAL NET ASSETS - 100.0%		$4,235,278,390

LIFESTYLE CONSERVATIVE PORTFOLIO

As of 12-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 18.0%
Alpha Opportunities, Class NAV (Wellington)	3,243,367	$34,347,254
Blue Chip Growth, Class NAV (T. Rowe Price)	1,147,577	37,330,678
Capital Appreciation, Class NAV (Jennison)	482,213	8,110,820
Capital Appreciation Value, Class NAV (T.Rowe Price)	8,781,970	94,581,817
Emerging Markets, Class NAV (DFA)	2,366,587	19,619,006
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	553,465	$4,704,454
Equity Income, Class NAV (T. Rowe Price)	2,496,572	42,217,025
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,907,262	24,279,445
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	3,071,320	38,944,333
Global Equity, Class NAV (JHAM) (A)(1)	3,302,239	33,484,699
Global Shareholder Yield, Class NAV (Epoch)	2,547,137	25,522,310
International Core, Class NAV (GMO)	1,143,341	33,008,247
International Growth Stock, Class NAV (Invesco)	3,025,467	37,001,456
International Value, Class NAV (Templeton)	3,340,357	45,395,446
Mid Cap Stock, Class NAV (Wellington)	1,341,963	24,718,958
Mid Value, Class NAV (T. Rowe Price)	1,280,892	17,599,456
Small Cap Growth, Class NAV (Wellington)	990,499	7,874,465
Small Cap Value, Class NAV (Wellington)	261,479	4,800,751
Small Company Value, Class NAV (T. Rowe Price)	135,481	3,296,260
Strategic Growth, Class NAV (JHAM) (A)(1)	528,290	8,257,175
U.S. Equity, Class NAV (GMO)	4,033,429	39,971,286
Fixed income - 71.2%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	37,203,864	366,458,065
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	7,067,245	62,333,102
Core Bond, Class NAV (Wells Capital)	11,742,613	150,892,580
Core High Yield, Class NAV (JHAM) (A)(2)	4,995,351	44,658,439
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	9,432,974	80,085,951
Floating Rate Income, Class NAV (WAMCO)	37,338,851	305,058,416
Global Bond, Class NAV (PIMCO)	8,649,553	101,718,741
Global Income, Class NAV (Stone Harbor)	3,043,932	26,390,887
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	3,144,654	26,792,456
High Yield, Class NAV (WAMCO)	1,479,743	10,802,126
Investment Quality Bond, Class NAV (Wellington)	12,648,163	150,892,580
Real Return Bond, Class NAV (PIMCO)	10,657,156	113,711,859
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,969,244	158,492,739
Short Term Government Income, Class NAV (JHAM) (A)(1)	13,612,593	130,408,642
Spectrum Income, Class NAV (T. Rowe Price)	12,379,376	123,917,552
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	18,616,274	192,864,601
Total Return, Class NAV (PIMCO)	19,220,456	253,710,013
U.S. High Yield Bond, Class NAV (Wells Capital)	1,316,429	13,519,726
Alternative and specialty - 10.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	9,814,105	86,069,704
Enduring Assets, Class NAV (Wellington)	6,354,072	65,192,775
Global Absolute Return Strategies, Class NAV (Standard Life)	12,415,179	128,993,708
Global Real Estate, Class NAV (Deutsche)	1,779,034	16,295,949
Natural Resources, Class NAV (Jennison)	1,287,303	11,804,568
Real Estate Equity, Class NAV (T. Rowe Price)	1,463,293	16,301,080
Redwood, Class NAV (Boston Partners)	1,913,958	19,235,275
Seaport, Class NAV (Wellington)	532,039	5,868,389

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       20

Shares	Value
Alternative and specialty - (continued)
Total Investments (Lifestyle Conservative Portfolio) (Cost $3,283,135,587) - 100.0%	$3,247,535,264
Other assets and liabilities, net - 0.0%	(159,501)
TOTAL NET ASSETS - 100.0%	$3,247,375,763

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       21

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 12-31-15

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Assets
Investments in affiliated underlying funds, at value	4,209,978,038	$13,233,175,038	$13,796,079,863	$4,234,915,265	$3,247,535,264
Cash	774	6,755	6,236	3,270	1,031
Receivable for investments sold	38,939,764	95,210,642	74,835,612	24,799,320	18,580,526
Receivable for fund shares sold	1,075,822	5,922,935	6,195,810	2,386,322	1,353,199
Dividends and interest receivable	45,800	6,628,395	14,371,545	5,656,635	4,992,857
Receivable due from advisor	128	483	558	208	171
Other assets	91,476	125,203	145,633	104,121	101,832
Total assets	4,250,131,802	13,341,069,451	13,891,635,257	4,267,865,141	3,272,564,880
Liabilities
Payable for investments purchased	—	6,684,078	14,643,283	5,776,936	5,097,486
Payable for fund shares repurchased	39,481,666	100,938,419	80,085,990	26,480,964	19,797,192
Distributions payable	—	140	—	24	8,469
Payable to affiliates
Accounting and legal services fees	83,309	261,275	272,408	83,636	64,263
Transfer agent fees	61,424	248,049	287,474	113,145	99,054
Trustees' fees	5,818	18,074	19,073	5,895	4,599
Distribution and service fees	12,523	36,852	37,607	15,877	13,457
Other liabilities and accrued expenses	89,762	176,962	180,579	110,274	104,597
Total liabilities	39,734,502	108,363,849	95,526,414	32,586,751	25,189,117
Net assets	$4,210,397,300	$13,232,705,602	$13,796,108,843	$4,235,278,390	$3,247,375,763
Net assets consist of
Paid-in capital	$3,511,314,381	$11,538,212,193	$12,630,858,877	$4,057,265,611	$3,284,886,299
Accumulated undistributed net realized gain (loss) on investments	167,702,336	427,583,550	249,642,841	56,782,449	(1,910,213)
Net unrealized appreciation (depreciation) on investments	531,380,583	1,266,909,859	915,607,125	121,230,330	(35,600,323)
Net assets	$4,210,397,300	$13,232,705,602	$13,796,108,843	$4,235,278,390	$3,247,375,763
Investments in affiliated underlying funds, at cost	$3,678,597,455	$11,966,265,179	$12,880,472,738	$4,113,684,935	$3,283,135,587
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$411,467,666	$1,611,163,837	$1,843,386,699	$679,654,061	$576,015,393
Shares outstanding	27,669,226	108,182,004	128,786,481	51,744,149	46,383,740
Net asset value and redemption price per share	$14.87	$14.89	$14.31	$13.13	$12.42
Class B1
Net assets	$16,063,156	$76,150,823	$77,613,326	$30,272,069	$29,707,254
Shares outstanding	1,077,777	5,098,696	5,424,136	2,306,338	2,390,727
Net asset value, offering price and redemption price per share	$14.90	$14.94	$14.31	$13.13	$12.43
Class C1
Net assets	$166,678,004	$730,259,882	$876,418,086	$392,425,694	$348,795,901
Shares outstanding	11,174,458	48,939,747	61,190,105	29,869,191	28,079,480
Net asset value, offering price and redemption price per share	$14.92	$14.92	$14.32	$13.14	$12.42
Class I
Net assets	$2,831,440	$5,921,497	$6,240,816	$2,021,331	$4,070,600
Shares outstanding	190,971	399,596	438,296	154,430	328,334
Net asset value, offering price and redemption price per share	$14.83	$14.82	$14.24	$13.09	$12.40
Class R1
Net assets	$6,625,192	$19,983,192	$16,953,480	$7,839,982	$7,648,294
Shares outstanding	444,691	1,336,181	1,189,323	597,669	616,185
Net asset value, offering price and redemption price per share	$14.90	$14.96	$14.25	$13.12	$12.41
Class R2
Net assets	$4,888,341	$15,035,917	$13,711,321	$6,109,188	$5,212,892
Shares outstanding	330,353	1,015,189	962,587	466,637	420,278
Net asset value, offering price and redemption price per share	$14.80	$14.81	$14.24	$13.09	$12.40

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       22

STATEMENTS OF ASSETS AND LIABILITIES 12-31-15

Continued

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Class R3
Net assets	$6,450,944	$17,896,656	$23,882,163	$8,437,689	$8,016,078
Shares outstanding	434,681	1,203,338	1,672,601	643,697	647,132
Net asset value, offering price and redemption price per share	$14.84	$14.87	$14.28	$13.11	$12.39
Class R4
Net assets	$6,063,244	$18,568,918	$23,686,075	$10,303,701	$6,107,466
Shares outstanding	409,265	1,248,445	1,658,132	787,399	492,690
Net asset value, offering price and redemption price per share	$14.81	$14.87	$14.28	$13.09	$12.40
Class R5
Net assets	$8,272,631	$27,904,137	$28,808,166	$10,694,174	$8,311,373
Shares outstanding	557,726	1,873,755	2,014,109	816,501	670,222
Net asset value, offering price and redemption price per share	$14.83	$14.89	$14.30	$13.10	$12.40
Class R6
Net assets	$21,450,340	$46,678,047	$65,850,140	$29,970,134	$12,965,604
Shares outstanding	1,447,774	3,148,850	4,624,997	2,291,039	1,046,358
Net asset value, offering price and redemption price per share	$14.82	$14.82	$14.24	$13.08	$12.39
Class 1
Net assets	$3,559,606,342	$10,420,321,980	$10,678,478,363	$3,005,359,900	$2,240,524,908
Shares outstanding	240,408,798	702,718,157	750,346,408	229,463,473	180,773,838
Net asset value, offering price and redemption price per share	$14.81	$14.83	$14.23	$13.10	$12.39
Class 5
Net assets	—	$242,820,716	$141,080,208	$52,190,467	—
Shares outstanding	—	16,396,143	9,909,476	3,989,146	—
Net asset value, offering price and redemption price per share	—	$14.81	$14.24	$13.08	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$15.65	$15.67	$15.06	$13.82	$13.07

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       23

STATEMENTS OF OPERATIONS For the year ended 12-31-15

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Investment income
Income distributions received from affiliated underlying funds	$47,833,596	$224,271,420	$313,022,431	$119,765,154	$102,074,275
Expenses
Investment management fees	3,011,461	9,419,871	9,888,697	2,575,846	1,944,937
Distribution and service fees	5,250,785	19,404,869	21,893,031	8,353,266	7,298,393
Transfer agent fees	765,022	3,088,671	3,591,154	1,420,043	1,271,059
Accounting and legal services fees	543,896	1,703,908	1,784,064	547,142	421,327
State registration fees	150,787	235,011	277,513	183,689	180,486
Professional fees	91,508	187,670	194,195	93,147	81,147
Printing and postage	68,399	230,356	221,275	92,240	82,570
Custodian fees	11,400	11,400	11,400	11,400	11,400
Trustees' fees	68,876	215,530	226,306	69,448	53,614
Registration and filing fees	44,137	50,494	50,276	47,929	46,802
Other	31,582	81,109	84,833	32,417	26,639
Total expenses before reductions	10,037,853	34,628,889	38,222,744	13,426,567	11,418,374
Less expense reductions	(1,359,385)	(4,038,936)	(4,180,804)	(838,382)	(703,789)
Net expenses	8,678,468	30,589,953	34,041,940	12,588,185	10,714,585
Net investment income (loss)	39,155,128	193,681,467	278,980,491	107,176,969	91,359,690
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	28,865,614	71,421,956	65,336,645	(2,370,104)	(1,828,031)
Capital gain distributions received from affiliated underlying funds	295,745,742	808,825,683	661,459,360	125,521,542	53,542,376
	324,611,356	880,247,639	726,796,005	123,151,438	51,714,345
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(413,267,014)	(1,217,565,665)	(1,173,184,794)	(289,082,481)	(193,093,499)
Net realized and unrealized gain (loss)	(88,655,658)	(337,318,026)	(446,388,789)	(165,931,043)	(141,379,154)
Increase (decrease) in net assets from operations	($49,500,530)	($143,636,559)	($167,408,298)	($58,754,074)	($50,019,464)

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       24

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Aggressive Portfolio		Lifestyle Growth Portfolio		Lifestyle Balanced Portfolio
	Year ended 12-31-15	Year ended 12-31-14	Year ended 12-31-15	Year ended 12-31-14	Year ended 12-31-15	Year ended 12-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$39,155,128	$37,741,951	$193,681,467	$191,481,603	$278,980,491	$295,209,874
Net realized gain (loss)	324,611,356	446,189,677	880,247,639	1,208,598,509	726,796,005	1,016,616,255
Change in net unrealized appreciation (depreciation)	(413,267,014)	(270,830,241)	(1,217,565,665)	(736,837,677)	(1,173,184,794)	(679,174,213)
Increase (decrease) in net assets resulting from operations	(49,500,530)	213,101,387	(143,636,559)	663,242,435	(167,408,298)	632,651,916
Distributions to shareholders
From net investment income
Class A	(2,602,577)	(2,118,650)	(19,257,986)	(16,454,555)	(31,502,440)	(29,129,870)
Class B	—	—	(356,546)	(339,160)	(770,575)	(901,230)
Class C	(83)	—	(3,423,772)	(2,570,439)	(8,659,694)	(8,391,473)
Class I1	(26,738)	—	(89,097)	—	(99,784)	—
Class R1	(17,467)	(5,068)	(168,012)	(142,144)	(231,932)	(251,058)
Class R2	(26,587)	(18,893)	(165,311)	(114,068)	(221,390)	(141,280)
Class R3	(23,692)	(6,961)	(167,832)	(167,702)	(358,302)	(422,560)
Class R4	(47,793)	(33,740)	(250,281)	(327,672)	(471,274)	(700,724)
Class R5	(94,790)	(91,439)	(455,179)	(515,684)	(713,047)	(815,466)
Class R6	(225,769)	(144,827)	(754,596)	(551,171)	(1,325,706)	(738,819)
Class 1	(36,117,681)	(35,522,058)	(164,745,051)	(166,874,083)	(231,680,290)	(250,847,955)
Class 5	—	—	(3,921,789)	(3,440,644)	(3,030,297)	(2,854,396)
From net realized gain
Class A	(27,810,632)	(6,195,870)	(104,697,726)	(26,018,189)	(90,659,761)	(18,299,499)
Class B	(1,081,251)	(297,396)	(4,985,877)	(1,714,620)	(3,842,242)	(1,003,173)
Class C	(11,187,566)	(2,362,421)	(47,877,496)	(12,625,482)	(43,321,691)	(9,097,013)
Class I1	(192,240)	—	(384,960)	—	(306,584)	—
Class R1	(448,428)	(123,013)	(1,323,631)	(365,396)	(833,154)	(199,944)
Class R2	(339,058)	(75,542)	(983,367)	(209,131)	(676,803)	(105,996)
Class R3	(437,640)	(108,790)	(1,162,679)	(380,162)	(1,175,663)	(301,461)
Class R4	(410,803)	(116,196)	(1,205,099)	(486,939)	(1,161,684)	(409,929)
Class R5	(646,304)	(191,899)	(1,901,651)	(644,305)	(1,593,093)	(417,111)
Class R6	(1,449,449)	(244,491)	(3,032,197)	(633,588)	(3,244,036)	(396,008)
Class 1	(243,738,812)	(63,217,911)	(683,744,518)	(198,435,263)	(531,589,608)	(124,295,986)
Class 5	—	—	(15,758,933)	(3,955,133)	(6,960,453)	(1,421,827)
Total distributions	(326,925,360)	(110,875,165)	(1,060,813,586)	(436,965,530)	(964,429,503)	(451,142,778)
From portfolio share transactions
Portfolio share transactions	11,373,565	(143,712,179)	92,382,750	(22,997,756)	(207,897,935)	9,194,090
Total from portfolio share transactions	11,373,565	(143,712,179)	92,382,750	(22,997,756)	(207,897,935)	9,194,090
Total increase (decrease)	(365,052,325)	(41,485,957)	(1,112,067,395)	203,279,149	(1,339,735,736)	190,703,228
Net assets
Beginning of year	4,575,449,625	4,616,935,582	14,344,772,997	14,141,493,848	15,135,844,579	14,945,141,351
End of year	$4,210,397,300	$4,575,449,625	$13,232,705,602	$14,344,772,997	$13,796,108,843	$15,135,844,579
Undistributed net investment income (loss)	—	—	—	—	—	$13,799

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       25

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Lifestyle Moderate Portfolio		Lifestyle Conservative Portfolio
	Year ended 12-31-15	Year ended 12-31-14	Year ended 12-31-15	Year ended 12-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$107,176,969	$118,271,194	$91,359,690	$104,128,205
Net realized gain (loss)	123,151,438	196,587,327	51,714,345	154,238,297
Change in net unrealized appreciation (depreciation)	(289,082,481)	(139,447,482)	(193,093,499)	(125,714,439)
Increase (decrease) in net assets resulting from operations	(58,754,074)	175,411,039	(50,019,464)	132,652,063
Distributions to shareholders
From net investment income
Class A	(15,169,548)	(14,634,395)	(14,877,962)	(15,214,977)
Class B	(475,814)	(619,812)	(562,792)	(760,189)
Class C	(5,990,919)	(6,312,704)	(6,454,563)	(6,980,446)
Class I1	(42,008)	—	(100,254)	—
Class R1	(145,156)	(164,644)	(175,629)	(200,543)
Class R2	(133,124)	(80,799)	(129,320)	(86,316)
Class R3	(175,570)	(196,401)	(202,429)	(250,455)
Class R4	(265,273)	(297,984)	(175,736)	(233,794)
Class R5	(297,164)	(298,432)	(291,608)	(382,522)
Class R6	(756,145)	(489,660)	(369,479)	(205,322)
Class 1	(82,366,847)	(93,767,521)	(68,046,066)	(79,821,425)
Class 5	(1,403,193)	(1,399,599)	—	—
From net realized gain
Class A	(21,716,973)	(16,532,992)	(14,475,630)	(20,731,473)
Class B	(973,776)	(974,299)	(748,695)	(1,350,991)
Class C	(12,611,925)	(10,313,452)	(8,785,291)	(13,220,884)
Class I1	(65,183)	—	(101,105)	—
Class R1	(250,044)	(207,153)	(190,641)	(334,521)
Class R2	(195,701)	(109,708)	(130,784)	(178,596)
Class R3	(270,716)	(253,873)	(201,002)	(381,078)
Class R4	(329,962)	(339,944)	(149,755)	(324,521)
Class R5	(356,283)	(295,766)	(241,665)	(435,897)
Class R6	(961,492)	(503,733)	(324,289)	(292,139)
Class 1	(97,279,196)	(87,194,751)	(56,568,457)	(90,670,250)
Class 5	(1,679,657)	(1,312,858)	—	—
Total distributions	(243,911,669)	(236,300,480)	(173,303,152)	(232,056,339)
From portfolio share transactions
Portfolio share transactions	(150,029,655)	116,724,948	(185,167,937)	14,875,041
Total from portfolio share transactions	(150,029,655)	116,724,948	(185,167,937)	14,875,041
Total increase (decrease)	(452,695,398)	55,835,507	(408,490,553)	(84,529,235)
Net assets
Beginning of year	4,687,973,788	4,632,138,281	3,655,866,316	3,740,395,551
End of year	$4,235,278,390	$4,687,973,788	$3,247,375,763	$3,655,866,316
Undistributed net investment income (loss)	—	$8,878	—	—

1 The inception date for Class I shares is 5-1-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       26

Financial highlights

Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[17]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
12-31-2015	16.29	0.11	(0.34)	(0.23)	(0.10)	(1.09)	—	(1.19)	14.87	(1.54)		0.52		0.47		0.64	411		15
12-31-2014	15.94	0.10	0.60	0.70	(0.09)	(0.26)	—	(0.35)	16.29	4.39		0.53		0.47		0.59	393		18
12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	—	(0.34)	15.94	25.70		0.54		0.52		0.58	337		21
12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83		0.58		0.57		0.66	239		21
12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30	(7.09)		0.58		0.58		0.39	200		25
CLASS B
12-31-2015	16.33	(0.04)	(0.32)	(0.36)	—	(1.07)	—	(1.07)	14.90	(2.31)		1.24		1.21		(0.26)	16		15
12-31-2014	15.98	(0.06)	0.63	0.57	—	(0.22)	—	(0.22)	16.33	3.58		1.28		1.26		(0.36)	22		18
12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	—	(0.21)	15.98	24.73		1.32	[6]	1.32		(0.33)	27		21
12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94		1.37	[6]	1.35		(0.18)	24		21
12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33	(7.83)		1.38	[6]	1.35		(0.45)	23		25
CLASS C
12-31-2015	16.33	(0.02)	(0.32)	(0.34)	—	(1.07)	—	(1.07)	14.92	(2.19)		1.22		1.19		(0.11)	167		15
12-31-2014	15.99	(0.03)	0.60	0.57	—	(0.23)	—	(0.23)	16.33	3.56		1.23		1.21		(0.19)	169		18
12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	—	(0.22)	15.99	24.90		1.24		1.23		(0.17)	159		21
12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00		1.28		1.27		(0.11)	121		21
12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33	(7.76)		1.29		1.28		(0.36)	112		25
CLASS I
12-31-2015[7]	17.07	0.28	(1.28)	(1.00)	(0.15)	(1.09)	—	(1.24)	14.83	(5.98	) [8]	0.20	[9]	0.17	[9]	2.56 [9]	3		15	[10]
CLASS R1
12-31-2015	16.32	0.02	(0.31)	(0.29)	(0.04)	(1.09)	—	(1.13)	14.90	(1.89)		0.89		0.86		0.12	7		15
12-31-2014	15.98	(0.03)	0.64	0.61	(0.01)	(0.26)	—	(0.27)	16.32	3.82		1.02		1.00		(0.18)	8		18
12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	—	(0.27)	15.98	25.18		0.95		0.94		0.10	10		21
12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42		0.97		0.96		0.19	9		21
12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33	(7.49)		0.99		0.98		(0.14)	8		25
CLASS R2
12-31-2015	16.22	0.07	(0.32)	(0.25)	(0.08)	(1.09)	—	(1.17)	14.80	(1.65)		0.65		0.60		0.44	5		15
12-31-2014	15.88	0.14	0.53	0.67	(0.07)	(0.26)	—	(0.33)	16.22	4.19		1.01		0.62		0.85	5		18
12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	—	(0.32)	15.88	25.66		1.59		0.62		0.89	2		21
12-31-2012[11]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27	[8]	16.29	[9]	0.62	[9]	0.69 [8]	—	[12]	21	[13]
CLASS R3
12-31-2015	16.27	0.06	(0.35)	(0.29)	(0.05)	(1.09)	—	(1.14)	14.84	(1.86)		0.81		0.78		0.34	6		15
12-31-2014	15.92	(0.01)	0.64	0.63	(0.02)	(0.26)	—	(0.28)	16.27	3.94		0.94		0.92		(0.06)	7		18
12-31-2013	12.93	— [14]	3.27	3.27	(0.03)	(0.25)	—	(0.28)	15.92	25.29		0.85		0.85		0.02	9		21
12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53		0.88		0.88		0.27	10		21
12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28	(7.41)		0.87		0.87		(0.06)	10		25
CLASS R4
12-31-2015	16.24	0.10	(0.32)	(0.22)	(0.12)	(1.09)	—	(1.21)	14.81	(1.46)		0.51		0.38		0.60	6		15
12-31-2014	15.90	0.09	0.59	0.68	(0.08)	(0.26)	—	(0.34)	16.24	4.25		0.68		0.56		0.53	7		18
12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	—	(0.33)	15.90	25.76		0.59		0.48		0.45	8		21
12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86		0.59		0.53		0.52	8		21
12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27	(7.13)		0.61		0.61		0.33	8		25
CLASS R5
12-31-2015	16.26	0.13	(0.31)	(0.18)	(0.16)	(1.09)	—	(1.25)	14.83	(1.25)		0.19		0.16		0.81	8		15
12-31-2014	15.92	0.12	0.61	0.73	(0.13)	(0.26)	—	(0.39)	16.26	4.56		0.28		0.26		0.75	12		18
12-31-2013	12.92	0.12	3.25	3.37	(0.12)	(0.25)	—	(0.37)	15.92	26.08		0.25		0.25		0.81	11		21
12-31-2012	11.27	0.08	1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22		0.27		0.26		0.62	9		21
12-31-2011	12.31	0.08	(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27	(6.76)		0.26		0.25		0.67	12		25

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       27

Financial highlights continued

Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[17]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R6
12-31-2015	16.23	0.18	(0.33)	(0.15)	(0.17)	(1.09)	—	(1.26)	14.82		(1.07)	0.13		0.06		1.12		21		15
12-31-2014	15.89	0.20	0.56	0.76	(0.16)	(0.26)	—	(0.42)	16.23	4.76		0.26		0.06		1.24		15		18
12-31-2013	12.89	0.18	3.21	3.39	(0.14)	(0.25)	—	(0.39)	15.89	26.30		0.38		0.11		1.26		5		21
12-31-2012	11.24	0.36	1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		2.57		0.11		2.88		2		21
12-31-2011[15]	11.68	0.11	(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87	) [8]	16.56	[9]	0.11	[9]	0.95	[8]	—	[12]	25	[16]
CLASS 1
12-31-2015	16.22	0.16	(0.32)	(0.16)	(0.16)	(1.09)	—	(1.25)	14.81		(1.12)	0.14		0.11		0.94		3,560		15
12-31-2014	15.88	0.14	0.61	0.75	(0.15)	(0.26)	—	(0.41)	16.22	4.71		0.13		0.11		0.88		3,937		18
12-31-2013	12.89	0.13	3.25	3.38	(0.14)	(0.25)	—	(0.39)	15.88	26.23		0.11		0.11		0.91		4,048		21
12-31-2012	11.24	0.13	1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		0.12		0.11		1.05		3,375		21
12-31-2011	12.28	0.10	(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24		(6.66)	0.11		0.11		0.78		3,164		25

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.66%-2.99%, 0.67%-2.85%, 0.69%-3.11%, 0.73%-1.48% and 0.48%-1.40%, for the years ended 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.04% of average net assets for Cass B shares. 12-31-12: 0.04% of average net assets for Class B shares. 12-31-11: 0.05% of average net assets for Class B shares.
7	The inception date for Class I shares is 5-1-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	Less than $500,000.
13	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14	Less than $0.005 per share.
15	The inception date for Class R6 shares is 9-1-11.
16	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.
17	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       28

Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
12-31-2015	16.35	0.19	(0.41)	(0.22)	(0.19)	(1.05)	—	(1.24)	14.89	(1.45)		0.51		0.47		1.17		1,611		15
12-31-2014	16.09	0.19	0.54	0.73	(0.18)	(0.29)	—	(0.47)	16.35	4.48		0.52		0.47		1.14		1,535		16
12-31-2013	13.53	0.17	2.78	2.95	(0.17)	(0.22)	—	(0.39)	16.09	21.81		0.53		0.52		1.13		1,274		20
12-31-2012	11.96	0.17	1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01		0.57		0.56		1.28		890		23
12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)		0.58		0.57		1.14		699		24
CLASS B
12-31-2015	16.39	0.05	(0.38)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.94	(2.09)		1.22		1.19		0.30		76		15
12-31-2014	16.14	0.04	0.56	0.60	(0.06)	(0.29)	—	(0.35)	16.39	3.65		1.23		1.21		0.23		100		16
12-31-2013	13.57	0.04	2.80	2.84	(0.05)	(0.22)	—	(0.27)	16.14	20.93		1.24		1.24		0.29		119		20
12-31-2012	12.00	0.06	1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18		1.28		1.28		0.50		108		23
12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)		1.31	[6]	1.30		0.37		93		24
CLASS C
12-31-2015	16.37	0.07	(0.40)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.92	(2.09)		1.21		1.19		0.42		730		15
12-31-2014	16.12	0.06	0.54	0.60	(0.06)	(0.29)	—	(0.35)	16.37	3.66		1.22		1.20		0.38		739		16
12-31-2013	13.56	0.06	2.77	2.83	(0.05)	(0.22)	—	(0.27)	16.12	20.88		1.23		1.23		0.39		646		20
12-31-2012	11.99	0.07	1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21		1.27		1.26		0.52		485		23
12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)		1.28		1.27		0.38		422		24
CLASS I
12-31-2015[7]	16.97	0.23	(1.09)	(0.86)	(0.24)	(1.05)	—	(1.29)	14.82	(5.17	) [8]	0.20	[9]	0.17	[9]	2.11	[9]	6		15	[10]
CLASS R1
12-31-2015	16.41	0.13	(0.40)	(0.27)	(0.13)	(1.05)	—	(1.18)	14.96	(1.73)		0.86		0.83		0.76		20		15
12-31-2014	16.15	0.10	0.56	0.66	(0.11)	(0.29)	—	(0.40)	16.41	4.04		0.89		0.87		0.62		22		16
12-31-2013	13.58	0.10	2.80	2.90	(0.11)	(0.22)	—	(0.33)	16.15	21.36		0.88		0.88		0.69		23		20
12-31-2012	12.01	0.13	1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67		0.87		0.86		0.97		19		23
12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)		0.92		0.92		0.70		16		24
CLASS R2
12-31-2015	16.27	0.18	(0.42)	(0.24)	(0.17)	(1.05)	—	(1.22)	14.81	(1.55)		0.62		0.59		1.09		15		15
12-31-2014	16.02	0.18	0.51	0.69	(0.15)	(0.29)	—	(0.44)	16.27	4.29		0.73		0.62		1.07		12		16
12-31-2013	13.47	0.26	2.66	2.92	(0.15)	(0.22)	—	(0.37)	16.02	21.67		0.90	[6]	0.62		1.72		9		20
12-31-2012[11]	13.05	0.16	0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90	[8]	16.20	[9]	0.62	[9]	1.21	[8]	—	[12]	23	[13]
CLASS R3
12-31-2015	16.33	0.12	(0.38)	(0.26)	(0.15)	(1.05)	—	(1.20)	14.87	(1.70)		0.77		0.74		0.71		18		15
12-31-2014	16.08	0.11	0.55	0.66	(0.12)	(0.29)	—	(0.41)	16.33	4.09		0.82		0.80		0.69		23		16
12-31-2013	13.52	0.12	2.78	2.90	(0.12)	(0.22)	—	(0.34)	16.08	21.45		0.79		0.79		0.79		24		20
12-31-2012	11.95	0.11	1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77		0.81		0.81		0.83		19		23
12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)		0.81		0.81		0.80		22		24
CLASS R4
12-31-2015	16.33	0.18	(0.38)	(0.20)	(0.21)	(1.05)	—	(1.26)	14.87	(1.30)		0.47		0.34		1.10		19		15
12-31-2014	16.08	0.21	0.52	0.73	(0.19)	(0.29)	—	(0.48)	16.33	4.49		0.51		0.39		1.26		29		16
12-31-2013	13.51	0.18	2.79	2.97	(0.18)	(0.22)	—	(0.40)	16.08	21.99		0.50		0.40		1.20		24		20
12-31-2012	11.95	0.16	1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11		0.50		0.44		1.21		19		23
12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)		0.52		0.52		1.08		17		24
CLASS R5
12-31-2015	16.35	0.22	(0.38)	(0.16)	(0.25)	(1.05)	—	(1.30)	14.89	(1.10)		0.16		0.14		1.34		28		15
12-31-2014	16.10	0.22	0.55	0.77	(0.23)	(0.29)	—	(0.52)	16.35	4.71		0.19		0.17		1.34		38		16
12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	—	(0.43)	16.10	22.29		0.18		0.18		1.40		37		20
12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43		0.18		0.18		1.58		32		23
12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)		0.21		0.20		1.49		26		24

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       29

Financial highlights continued

Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R6
12-31-2015	16.28	0.27	(0.42)	(0.15)	(0.26)	(1.05)	—	(1.31)	14.82		(1.04)	0.11		0.06		1.63		47		15
12-31-2014	16.03	0.30	0.49	0.79	(0.25)	(0.29)	—	(0.54)	16.28	4.86		0.17		0.06		1.81		37		16
12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.19		0.11		1.95		19		20
12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60		2.23		0.11		4.39		3		23
12-31-2011[14]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07	) [8]	15.94	[9]	0.10	[9]	1.58	[8]	—	[12]	24	[15]
CLASS 1
12-31-2015	16.28	0.24	(0.39)	(0.15)	(0.25)	(1.05)	—	(1.30)	14.83		(1.02)	0.13		0.11		1.46		10,420		15
12-31-2014	16.03	0.23	0.55	0.78	(0.24)	(0.29)	—	(0.53)	16.28	4.80		0.13		0.11		1.41		11,576		16
12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.11		0.11		1.45		11,766		20
12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50		0.11		0.11		1.64		10,106		23
12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91		(4.84)	0.11		0.11		1.50		9,411		24
CLASS 5
12-31-2015	16.26	0.26	(0.40)	(0.14)	(0.26)	(1.05)	—	(1.31)	14.81		(0.98)	0.08		0.06		1.57		243		15
12-31-2014	16.01	0.25	0.54	0.79	(0.25)	(0.29)	—	(0.54)	16.26	4.86		0.08		0.06		1.53		233		16
12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	—	(0.45)	16.01	22.31		0.06		0.06		1.60		201		20
12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57		0.06		0.06		1.78		142		23
12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90		(4.72)	0.06		0.06		1.63		111		24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.57%-2.99%, 0.55%-2.85%, 0.63%-3.11%, 0.63%-1.48% and 0.48%-1.40% for the years ended 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares. 12-31-11: 0.02% of average net assets for Class B shares.
7	The inception date for Class I shares is 5-1-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	Less than $500,000.
13	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14	The inception date for Class R6 shares is 9-1-11.
15	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       30

Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
12-31-2015	15.55	0.27	(0.50)	(0.23)	(0.26)	(0.75)	—	(1.01)	14.31	(1.54)		0.51		0.47		1.69		1,843		13
12-31-2014	15.36	0.28	0.34	0.62	(0.27)	(0.16)	—	(0.43)	15.55	4.00		0.52		0.47		1.77		1,786		15
12-31-2013	13.61	0.25	1.89	2.14	(0.24)	(0.15)	—	(0.39)	15.36	15.76		0.53		0.51		1.69		1,461		19
12-31-2012	12.26	0.26	1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59		0.56		0.56		1.96		1,043		20
12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)		0.57		0.57		2.17		751		23
CLASS B
12-31-2015	15.54	0.13	(0.46)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.31	(2.20)		1.22		1.19		0.85		78		13
12-31-2014	15.35	0.13	0.37	0.50	(0.15)	(0.16)	—	(0.31)	15.54	3.21		1.24		1.22		0.85		98		15
12-31-2013	13.61	0.12	1.90	2.02	(0.13)	(0.15)	—	(0.28)	15.35	14.84		1.28		1.28		0.81		116		19
12-31-2012	12.26	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80		1.29		1.28		1.18		107		20
12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)		1.29		1.29		1.41		85		23
CLASS C
12-31-2015	15.55	0.15	(0.48)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.32	(2.19)		1.21		1.19		0.95		876		13
12-31-2014	15.37	0.16	0.33	0.49	(0.15)	(0.16)	—	(0.31)	15.55	3.18		1.22		1.20		1.00		892		15
12-31-2013	13.62	0.14	1.89	2.03	(0.13)	(0.15)	—	(0.28)	15.37	14.93		1.23		1.23		0.96		767		19
12-31-2012	12.27	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81		1.26		1.26		1.19		579		20
12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)		1.27		1.27		1.37		484		23
CLASS I
12-31-2015[6]	16.00	0.34	(1.08)	(0.74)	(0.27)	(0.75)	—	(1.02)	14.24	(4.70	) [7]	0.20	[8]	0.17	[8]	3.26	[8]	6		13	[9]
CLASS R1
12-31-2015	15.48	0.20	(0.48)	(0.28)	(0.20)	(0.75)	—	(0.95)	14.25	(1.86)		0.86		0.84		1.27		17		13
12-31-2014	15.30	0.19	0.35	0.54	(0.20)	(0.16)	—	(0.36)	15.48	3.52		0.92		0.91		1.22		20		15
12-31-2013	13.57	0.18	1.88	2.06	(0.18)	(0.15)	—	(0.33)	15.30	15.23		0.90		0.90		1.21		19		19
12-31-2012	12.22	0.20	1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29		0.86		0.86		1.52		17		20
12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)		0.94		0.94		1.68		16		23
CLASS R2
12-31-2015	15.48	0.25	(0.50)	(0.25)	(0.24)	(0.75)	—	(0.99)	14.24	(1.66)		0.63		0.59		1.58		14		13
12-31-2014	15.29	0.29	0.30	0.59	(0.24)	(0.16)	—	(0.40)	15.48	3.87		0.79		0.62		1.86		10		15
12-31-2013	13.56	0.34	1.76	2.10	(0.22)	(0.15)	—	(0.37)	15.29	15.59		1.09	[10]	0.62		2.30		5		19
12-31-2012[11]	13.15	0.24	0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48	[7]	16.33	[8]	0.61	[8]	1.78	[7]	—	[12]	20	[13]
CLASS R3
12-31-2015	15.51	0.20	(0.46)	(0.26)	(0.22)	(0.75)	—	(0.97)	14.28	(1.75)		0.76		0.74		1.30		24		13
12-31-2014	15.33	0.20	0.36	0.56	(0.22)	(0.16)	—	(0.38)	15.51	3.64		0.80		0.78		1.27		30		15
12-31-2013	13.59	0.19	1.90	2.09	(0.20)	(0.15)	—	(0.35)	15.33	15.43		0.77		0.77		1.31		35		19
12-31-2012	12.24	0.21	1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38		0.78		0.77		1.62		33		20
12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)		0.79		0.78		1.79		36		23
CLASS R4
12-31-2015	15.52	0.25	(0.46)	(0.21)	(0.28)	(0.75)	—	(1.03)	14.28	(1.42)		0.47		0.34		1.57		24		13
12-31-2014	15.33	0.28	0.35	0.63	(0.28)	(0.16)	—	(0.44)	15.52	4.12		0.49		0.37		1.78		40		15
12-31-2013	13.59	0.26	1.89	2.15	(0.26)	(0.15)	—	(0.41)	15.33	15.90		0.46		0.35		1.76		77		19
12-31-2012	12.24	0.28	1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77		0.46		0.39		2.10		70		20
12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)		0.50		0.50		2.13		26		23
CLASS R5
12-31-2015	15.53	0.30	(0.47)	(0.17)	(0.31)	(0.75)	—	(1.06)	14.30	(1.16)		0.16		0.14		1.88		29		13
12-31-2014	15.35	0.31	0.34	0.65	(0.31)	(0.16)	—	(0.47)	15.53	4.25		0.19		0.17		1.96		41		15
12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	—	(0.44)	15.35	16.20		0.17		0.17		1.93		41		19
12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96		0.17		0.17		2.13		39		20
12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)		0.18		0.18		2.42		42		23

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       31

Financial highlights continued

Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R6
12-31-2015	15.47	0.35	(0.51)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24		(1.08)	0.11		0.06		2.27		66		13
12-31-2014	15.29	0.36	0.31	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.16		0.06		2.29		39		15
12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	—	(0.45)	15.29	16.26		0.17		0.11		2.49		21		19
12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		1.15		0.11		3.50		5		20
12-31-2011[14]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22	) [7]	16.36	[8]	0.10	[8]	1.69	[7]	—	[12]	23	[15]
CLASS 1
12-31-2015	15.46	0.31	(0.47)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.23		(1.13)	0.13		0.11		1.99		10,678		13
12-31-2014	15.28	0.32	0.34	0.66	(0.32)	(0.16)	—	(0.48)	15.46	4.33		0.13		0.11		2.02		12,041		15
12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	—	(0.45)	15.28	16.18		0.11		0.11		2.00		12,284		19
12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		0.11		0.11		2.31		10,974		20
12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21		(2.10)	0.11		0.11		2.49		9,822		23
CLASS 5
12-31-2015	15.47	0.33	(0.49)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24		(1.07)	0.08		0.06		2.09		141		13
12-31-2014	15.29	0.34	0.33	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.08		0.06		2.14		139		15
12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	—	(0.46)	15.29	16.31		0.06		0.06		2.15		118		19
12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14		0.06		0.06		2.49		85		20
12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21		(2.13)	0.06		0.06		2.65		60		23

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.57%-2.99%, 0.55%- 2.85%, 0.62%-3.11%, 0.63%-1.48% and 0.48%-1.40%, for the years ended 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	The inception date for Class I shares is 5-1-15.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
10	Includes the impact of expense recapture for the period ended: 12-31-13: 0.005% of average net assets for Class R2 shares.
11	The inception date for Class R2 shares is 3-1-12.
12	Less than $500,000.
13	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14	The inception date for Class R6 shares is 9-1-11.
15	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       32

Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
12-31-2015	14.11	0.31	(0.54)	(0.23)	(0.31)	(0.44)	—	(0.75)	13.13	(1.67)		0.51		0.47		2.21		680		11
12-31-2014	14.29	0.35	0.17	0.52	(0.33)	(0.37)	—	(0.70)	14.11	3.63		0.52		0.47		2.36		662		14
12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	—	(0.39)	14.29	10.05		0.53		0.52		2.22		551		17
12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94		0.57		0.57		2.50		399		18
12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73		0.58		0.58		2.96		299		19
CLASS B
12-31-2015	14.10	0.19	(0.51)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.13	(2.33)		1.22		1.20		1.36		30		11
12-31-2014	14.28	0.21	0.20	0.41	(0.22)	(0.37)	—	(0.59)	14.10	2.84		1.25		1.24		1.43		39		14
12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	—	(0.29)	14.28	9.23		1.26		1.25		1.36		45		17
12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14		1.30		1.30		1.74		45		18
12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27	(0.08)		1.32		1.32		2.22		35		19
CLASS C
12-31-2015	14.11	0.21	(0.53)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.14	(2.32)		1.21		1.19		1.46		392		11
12-31-2014	14.30	0.23	0.17	0.40	(0.22)	(0.37)	—	(0.59)	14.11	2.79		1.22		1.21		1.59		411		14
12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	—	(0.29)	14.30	9.34		1.23		1.23		1.47		366		17
12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17		1.27		1.27		1.77		288		18
12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28	(0.05)		1.28		1.28		2.21		227		19
CLASS I
12-31-2015[6]	14.42	0.33	(0.92)	(0.59)	(0.30)	(0.44)	—	(0.74)	13.09	(4.13	) [7]	0.19	[8]	0.17	[8]	3.55	[8]	2		11	[9]
CLASS R1
12-31-2015	14.09	0.25	(0.53)	(0.28)	(0.25)	(0.44)	—	(0.69)	13.12	(1.99)		0.87		0.85		1.77		8		11
12-31-2014	14.28	0.24	0.20	0.44	(0.26)	(0.37)	—	(0.63)	14.09	3.07		1.01		1.00		1.65		8		14
12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	—	(0.34)	14.28	9.55		0.94		0.94		1.68		10		17
12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58		0.96		0.96		2.10		10		18
12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21		1.03		1.03		2.32		7		19
CLASS R2
12-31-2015	14.06	0.30	(0.54)	(0.24)	(0.29)	(0.44)	—	(0.73)	13.09	(1.72)		0.64		0.60		2.12		6		11
12-31-2014	14.25	0.36	0.13	0.49	(0.31)	(0.37)	—	(0.68)	14.06	3.41		1.02		0.62		2.50		4		14
12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	—	(0.38)	14.25	9.92		1.68	[10]	0.62		2.82		2		17
12-31-2012[11]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80	[7]	16.03	[8]	0.62	[8]	2.29	[7]	—	[12]	18	[13]
CLASS R3
12-31-2015	14.08	0.26	(0.52)	(0.26)	(0.27)	(0.44)	—	(0.71)	13.11	(1.89)		0.78		0.76		1.82		8		11
12-31-2014	14.27	0.27	0.19	0.46	(0.28)	(0.37)	—	(0.65)	14.08	3.16		0.89		0.87		1.82		10		14
12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	—	(0.35)	14.27	9.70		0.84		0.84		1.82		11		17
12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64		0.88		0.88		2.08		10		18
12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38		0.88		0.88		2.54		10		19
CLASS R4
12-31-2015	14.06	0.30	(0.51)	(0.21)	(0.32)	(0.44)	—	(0.76)	13.09	(1.50)		0.48		0.36		2.15		10		11
12-31-2014	14.25	0.34	0.18	0.52	(0.34)	(0.37)	—	(0.71)	14.06	3.60		0.57		0.45		2.36		14		14
12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	—	(0.40)	14.25	10.17		0.55		0.44		2.19		13		17
12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02		0.57		0.51		2.51		11		18
12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65		0.63		0.63		2.81		8		19
CLASS R5
12-31-2015	14.07	0.35	(0.53)	(0.18)	(0.35)	(0.44)	—	(0.79)	13.10	(1.29)		0.18		0.16		2.47		11		11
12-31-2014	14.26	0.36	0.18	0.54	(0.36)	(0.37)	—	(0.73)	14.07	3.78		0.27		0.26		2.45		12		14
12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	—	(0.43)	14.26	10.39		0.25		0.25		2.53		13		17
12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26		0.27		0.27		2.41		9		18
12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00		0.24		0.24		3.21		15		19

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       33

Financial highlights continued

Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R6
12-31-2015	14.05	0.38	(0.54)	(0.16)	(0.37)	(0.44)	—	(0.81)	13.08	(1.20)	0.11		0.06		2.74		30		11
12-31-2014	14.24	0.42	0.15	0.57	(0.39)	(0.37)	—	(0.76)	14.05	3.99	0.21		0.06		2.90		20		14
12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	—	(0.45)	14.24	10.49	0.32		0.11		3.22		11		17
12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50	4.79		0.11		4.66		2		18
12-31-2011[14]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60 [7]	16.24	[8]	0.11	[8]	1.94	[7]	—	[12]	19	[15]
CLASS 1
12-31-2015	14.07	0.35	(0.52)	(0.17)	(0.36)	(0.44)	—	(0.80)	13.10	(1.25)	0.13		0.11		2.50		3,005		11
12-31-2014	14.26	0.38	0.18	0.56	(0.38)	(0.37)	—	(0.75)	14.07	3.93	0.12		0.11		2.62		3,455		14
12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	—	(0.45)	14.26	10.55	0.11		0.11		2.51		3,562		17
12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49	0.11		0.11		2.87		3,414		18
12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12	0.11		0.11		3.26		3,057		19
CLASS 5
12-31-2015	14.06	0.37	(0.54)	(0.17)	(0.37)	(0.44)	—	(0.81)	13.08	(1.27)	0.08		0.06		2.61		52		11
12-31-2014	14.24	0.40	0.18	0.58	(0.39)	(0.37)	—	(0.76)	14.06	4.06	0.07		0.06		2.72		52		14
12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	—	(0.46)	14.24	10.54	0.06		0.06		2.62		48		17
12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56	0.06		0.06		3.03		39		18
12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17	0.06		0.06		3.43		27		19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.57%-2.99%, 0.55%-2.85%, 0.62%-3.11%, 0.63%-1.48% and 0.48%-1.40% for the years ended 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	The inception date for Class I shares is 5-1-15.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
10	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares.
11	The inception date for Class R2 shares is 3-1-12.
12	Less than $500,000.
13	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14	The inception date for Class R6 shares is 9-1-11.
15	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       34

Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
12-31-2015	13.30	0.33	(0.56)	(0.23)	(0.33)	(0.32)	—	(0.65)	12.42	(1.74)		0.51		0.47		2.47		576		10
12-31-2014	13.68	0.37	0.10	0.47	(0.37)	(0.48)	—	(0.85)	13.30	3.44		0.53		0.47		2.67		600		22
12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	—	(0.38)	13.68	4.66		0.54		0.52		2.44		530		17
12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03		0.56		0.56		2.89		472		14
12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75		0.58		0.58		3.61		340		15
CLASS B
12-31-2015	13.30	0.22	(0.54)	(0.32)	(0.23)	(0.32)	—	(0.55)	12.43	(2.39)		1.22		1.20		1.64		30		10
12-31-2014	13.68	0.24	0.12	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.65		1.25		1.24		1.75		39		22
12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	—	(0.28)	13.68	3.87		1.26		1.26		1.65		47		17
12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24		1.30		1.30		2.13		48		14
12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01		1.31		1.31		2.75		37		15
CLASS C
12-31-2015	13.30	0.23	(0.56)	(0.33)	(0.23)	(0.32)	—	(0.55)	12.42	(2.47)		1.21		1.19		1.73		349		10
12-31-2014	13.68	0.27	0.09	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.66		1.23		1.21		1.91		378		22
12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	—	(0.28)	13.68	3.98		1.24		1.24		1.71		355		17
12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28		1.26		1.26		2.17		335		14
12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95		1.28		1.28		2.81		254		15
CLASS I
12-31-2015[6]	13.49	0.34	(0.80)	(0.46)	(0.31)	(0.32)	—	(0.63)	12.40	(3.40	) [7]	0.19	[8]	0.17	[8]	3.84	[8]	4		10	[9]
CLASS R1
12-31-2015	13.29	0.26	(0.54)	(0.28)	(0.28)	(0.32)	—	(0.60)	12.41	(2.11)		0.87		0.86		1.95		8		10
12-31-2014	13.68	0.30	0.09	0.39	(0.30)	(0.48)	—	(0.78)	13.29	2.86		1.00		0.99		2.14		10		22
12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	—	(0.32)	13.68	4.31		0.91		0.91		1.97		9		17
12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52		1.07		1.07		2.36		9		14
12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19		1.06		1.06		2.57		7		15
CLASS R2
12-31-2015	13.28	0.31	(0.55)	(0.24)	(0.32)	(0.32)	—	(0.64)	12.40	(1.86)		0.65		0.61		2.31		5		10
12-31-2014	13.67	0.46	(0.02)	0.44	(0.35)	(0.48)	—	(0.83)	13.28	3.21		1.13		0.62		3.30		5		22
12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	—	(0.37)	13.67	4.67		2.55		0.62		2.86		2		17
12-31-2012[10]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73	[7]	10.39	[8]	0.62	[8]	2.64	[7]	—	[11]	14	[12]
CLASS R3
12-31-2015	13.26	0.27	(0.52)	(0.25)	(0.30)	(0.32)	—	(0.62)	12.39	(1.94)		0.76		0.75		2.04		8		10
12-31-2014	13.65	0.31	0.10	0.41	(0.32)	(0.48)	—	(0.80)	13.26	3.01		0.88		0.86		2.21		11		22
12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	—	(0.34)	13.65	4.39		0.75		0.75		2.18		11		17
12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71		0.97		0.97		2.38		11		14
12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30		0.88		0.88		3.08		10		15
CLASS R4
12-31-2015	13.27	0.31	(0.51)	(0.20)	(0.35)	(0.32)	—	(0.67)	12.40	(1.56)		0.50		0.38		2.37		6		10
12-31-2014	13.66	0.36	0.10	0.46	(0.37)	(0.48)	—	(0.85)	13.27	3.36		0.63		0.51		2.62		9		22
12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	—	(0.39)	13.66	4.72		0.58		0.48		2.51		9		17
12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06		0.60		0.54		2.72		8		14
12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65		0.63		0.63		3.50		9		15
CLASS R5
12-31-2015	13.28	0.36	(0.54)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.40	(1.41)		0.18		0.16		2.70		8		10
12-31-2014	13.67	0.38	0.12	0.50	(0.41)	(0.48)	—	(0.89)	13.28	3.64		0.26		0.24		2.75		13		22
12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	—	(0.43)	13.67	5.03		0.17		0.17		2.70		15		17
12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37		0.31		0.31		3.11		15		14
12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00		0.24		0.24		3.91		16		15

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       35

Financial highlights continued

Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R6
12-31-2015	13.27	0.39	(0.56)	(0.17)	(0.39)	(0.32)	—	(0.71)	12.39	(1.34)	0.13		0.06		2.95		13		10
12-31-2014	13.65	0.47	0.06	0.53	(0.43)	(0.48)	—	(0.91)	13.27	3.87	0.42		0.06		3.41		8		22
12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	—	(0.44)	13.65	5.05	0.43		0.11		3.19		5		17
12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	2.50		0.11		3.83		2		14
12-31-2011[13]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16 [7]	16.16	[8]	0.11	[8]	2.13	[7]	—	[11]	15	[14]
CLASS 1
12-31-2015	13.27	0.37	(0.55)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.39	(1.39)	0.13		0.11		2.79		2,241		10
12-31-2014	13.66	0.41	0.10	0.51	(0.42)	(0.48)	—	(0.90)	13.27	3.74	0.13		0.11		2.94		2,584		22
12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	—	(0.44)	13.66	5.12	0.11		0.11		2.77		2,758		17
12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	0.11		0.11		3.28		3,090		14
12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16	0.11		0.11		3.85		2,626		15

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.62%-2.99%, 0.62%-2.85%, 0.62%-3.11%, 0.63%-1.48% and 0.48%-1.40% for the years ended 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	The inception date for Class I shares is 5-1-15.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
10	The inception date for Class R2 shares is 3-1-12.
11	Less than $500,000.
12	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13	The inception date for Class R6 shares is 9-1-11.
14	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       36

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Lifestyle Portfolios, or the portfolios, and individually the portfolio) are presented in this report. The Lifestyle Portfolios operate as "funds of funds" that invest in other series of the Trust and other John Hancock group of funds.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors, subject to exceptions described in the portfolio's prospectus. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plan. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statements of operations.

Commitment fees for the year ended December 31, 2015 were as follows:

Portfolio	Commitment fee
Lifestyle Aggressive	$5,730
Lifestyle Growth	15,973
Lifestyle Balanced	16,710
Lifestyle Moderate	5,767
Lifestyle Conservative	4,660

For the year ended December 31, 2015, the portfolios had no borrowings under the line of credit.

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       37

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through April 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on December 31, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive	$3,775,922,649	$491,577,838	($57,522,449)	$434,055,389
Lifestyle Growth	12,266,115,170	1,235,552,490	(268,492,622)	967,059,868
Lifestyle Balanced	13,227,105,942	957,190,688	(388,216,767)	568,973,921
Lifestyle Moderate	4,169,202,977	235,899,696	(170,187,408)	65,712,288
Lifestyle Conservative	3,330,026,065	105,973,526	(188,464,327)	(82,490,801)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended December 31, 2015 and 2014 was as follows:

	2015 Distributions
Portfolio	Ordinary income	Long term capital gains	Total
Lifestyle Aggressive	$82,430,200	$244,495,160	$326,925,360
Lifestyle Growth	316,828,454	743,985,132	1,060,813,586
Lifestyle Balanced	379,202,419	585,227,084	964,429,503
Lifestyle Moderate	124,821,925	119,089,744	243,911,669
Lifestyle Conservative	101,821,564	71,481,588	173,303,152

	2014 Distributions
Portfolio	Ordinary income	Long term capital gains	Total
Lifestyle Aggressive	$110,679,005	$196,160	$110,875,165
Lifestyle Growth	388,606,959	48,358,571	436,965,530
Lifestyle Balanced	451,142,778	—	451,142,778
Lifestyle Moderate	151,987,687	84,312,793	236,300,480
Lifestyle Conservative	119,402,162	112,654,177	232,056,339

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2015, as treated as occurring on January 1, 2016, the first day of the portfolios' next taxable year. As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Lifestyle Aggressive	$245,909	$264,781,621
Lifestyle Growth	1,901,605	725,531,936
Lifestyle Balanced	627,039	595,649,006
Lifestyle Moderate	544,682	111,755,809
Lifestyle Conservative	—	44,980,265

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       38

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, equivalent on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.050%	0.040%
Other assets	0.500%	0.490%

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Expense reimbursements. The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A, Class I, Class R2 and Class R6 shares of the portfolios to the extent they exceed 0.41%, 0.11%, 0.56% and 0.00%, respectively, of average net assets (on an annualized basis) attributable to the classes (the class expense waiver). The class expense waiver expires on April 30, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 18, 2015, the advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each fund's average net assets. This expense limitation agreement expires on April 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee and/ or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of a portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, distribution and service (Rule 12b-1) fees and class specific, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2016, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee or reimburse each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the portfolio's first $7.5 billion of average annual net assets and 0.49% of the portfolio's average annual net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor upon notice to the Trust.

For the year ended December 31, 2015, the expense reductions related to these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Lifestyle Aggressive	$197,459	$5,305	$48,205	$351	$2,109	$3,071	$1,807	$1,964	$3,091	$13,707	$1,075,223	—	$1,352,292
Lifestyle Growth	722,143	23,154	197,239	1,104	5,573	4,844	5,703	5,907	9,089	24,554	2,952,639	$64,067	4,016,016
Lifestyle Balanced	818,468	22,735	232,034	777	4,798	4,743	7,031	7,799	9,844	29,232	2,975,425	36,917	4,149,803
Lifestyle Moderate	235,502	5,180	61,578	179	1,230	2,728	1,447	1,860	1,790	13,256	493,152	8,018	825,920
Lifestyle Conservative	214,919	5,566	61,011	418	1,451	2,471	1,576	1,242	1,747	8,663	397,054	—	696,118

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       39

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2015 were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended December 31, 2015 amounted to an annual rate of 0.01% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2016, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at that time. This contractual waiver amounted to the following for the year ended December 31, 2015:

Portfolio	Class R4
Lifestyle Aggressive	$7,093
Lifestyle Growth	22,920
Lifestyle Balanced	31,001
Lifestyle Moderate	12,462
Lifestyle Conservative	7,671

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2015:

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Net sales charges	$1,104,599	$6,516,693	$7,135,872	$2,454,351	$1,641,175
Retained for printing prospectus, advertising and sales literature	175,944	1,055,345	1,185,533	410,270	274,959
Sales commission to unrelated broker-dealers	908,153	5,392,948	5,874,008	2,013,142	1,346,162
Sales commission to affiliated sales personnel	20,502	68,400	76,331	30,939	20,054

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2015, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C
Lifestyle Aggressive	$1,025	$13,189	$16,873
Lifestyle Growth	4,509	65,385	78,986
Lifestyle Balanced	13,499	84,454	103,751
Lifestyle Moderate	13,608	47,845	62,988

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       40

Portfolio	Class A	Class B	Class C
Lifestyle Conservative	1,373	53,479	68,424

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended December 31, 2015 were:

	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Lifestyle Aggressive Portfolio	Class A	$1,238,566	$514,673	$11,226	$10,377
	Class B	192,468	24,013	3,775	950
	Class C	1,729,899	215,689	5,622	5,528
	Class I	—	1,222	—	—
	Class R1	56,062	1,238	3,750	274
	Class R2	27,526	886	2,362	70
	Class R3	41,869	1,057	3,724	246
	Class R4	24,842	1,153	3,724	163
	Class R5	5,592	1,816	3,724	257
	Class R6	—	3,275	4,144	632
	Class 1	1,933,961	—	—	—
	Total	$5,250,785	$765,022	$42,051	$18,497
Lifestyle Growth Portfolio	Class A	$4,826,447	$2,005,648	$29,300	$35,924
	Class B	893,039	111,410	3,986	3,829
	Class C	7,549,986	941,344	11,834	21,582
	Class I	—	4,196	—	—
	Class R1	158,067	3,481	3,910	445
	Class R2	72,346	2,350	3,029	124
	Class R3	141,648	3,572	3,856	446
	Class R4	80,530	3,733	3,744	334
	Class R5	17,433	5,707	3,900	521
	Class R6	—	7,230	4,933	734
	Class 1	5,665,373	—	—	—
	Total	$19,404,869	$3,088,671	$68,492	$63,939
Lifestyle Balanced Portfolio	Class A	$5,567,793	$2,313,796	$36,399	$35,119
	Class B	894,157	111,539	3,986	3,433
	Class C	9,081,001	1,132,287	13,799	21,490
	Class I	—	3,081	—	—
	Class R1	138,850	3,068	3,862	335
	Class R2	69,137	2,239	3,237	91
	Class R3	178,631	4,498	3,857	523
	Class R4	108,744	5,059	3,748	410
	Class R5	19,021	6,302	3,855	509
	Class R6	—	9,285	4,473	759
	Class 1	5,835,697	—	—	—
	Total	$21,893,031	$3,591,154	$77,216	$62,669
Lifestyle Moderate Portfolio	Class A	$2,047,448	$850,928	$19,927	$12,962
	Class B	347,214	43,311	3,903	1,419
	Class C	4,108,764	512,343	8,639	10,045
	Class I	—	1,188	—	—
	Class R1	59,145	1,338	3,949	269
	Class R2	30,760	997	2,849	52
	Class R3	61,805	1,577	3,819	286

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       41

	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
	Class R4	43,588	2,029	3,819	223
	Class R5	5,830	1,946	3,819	300
	Class R6	—	4,386	4,139	659
	Class 1	1,648,712	—	—	—
	Total	$8,353,266	$1,420,043	$54,863	$26,215
Lifestyle Conservative Portfolio	Class A	$1,803,339	$749,559	$17,420	$11,229
	Class B	342,761	42,755	3,848	1,356
	Class C	3,746,315	467,209	9,729	9,060
	Class I	—	2,599	—	—
	Class R1	65,305	1,452	3,807	248
	Class R2	27,965	896	2,553	43
	Class R3	60,651	1,579	3,786	306
	Class R4	26,724	1,251	3,800	180
	Class R5	5,116	1,751	3,777	310
	Class R6	—	2,008	4,033	610
	Class 1	1,220,217	—	—	—
	Total	$7,298,393	$1,271,059	$52,753	$23,342

Effective May 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period May 1, 2015 to December 31, 2015, state registration fees and printing and postage were as follows:

Portfolio	State registration fees	Printing and postage
Lifestyle Aggressive	$108,736	$49,902
Lifestyle Growth	166,519	166,417
Lifestyle Balanced	200,297	158,606
Lifestyle Moderate	128,826	66,025
Lifestyle Conservative	127,733	59,228

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios' shares for the years ended December 31, 2015 and 2014 were as follows:

Lifestyle Aggressive Portfolio

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,165,623	$118,568,838	7,463,253	$121,828,607
Distributions reinvested	1,997,993	30,169,706	500,005	8,235,086
Repurchased	(5,612,780)	(92,887,649)	(4,980,238)	(81,267,687)
Net increase	3,550,836	$55,850,895	2,983,020	$48,796,006
Class B shares
Sold	43,847	$731,187	7,691	$123,865
Distributions reinvested	70,092	1,061,191	17,476	288,355
Repurchased	(377,717)	(6,275,604)	(365,019)	(5,925,994)
Net decrease	(263,778)	($4,483,226)	(339,852)	($5,513,774)
Class C shares
Sold	1,834,597	$30,409,904	1,896,516	$30,905,605
Distributions reinvested	722,251	10,942,084	139,681	2,306,100
Repurchased	(1,759,491)	(29,262,138)	(1,632,408)	(26,726,517)
Net increase	797,357	$12,089,850	403,789	$6,485,188

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       42

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	186,880	$3,027,356	—	—
Distributions reinvested	14,059	211,730	—	—
Repurchased	(9,968)	(161,307)	—	—
Net increase	190,971	$3,077,779	—	—
Class R1 shares
Sold	136,357	$2,257,120	166,901	$2,719,447
Distributions reinvested	27,513	416,271	6,846	112,965
Repurchased	(200,749)	(3,308,486)	(338,187)	(5,530,524)
Net decrease	(36,879)	($635,095)	(164,440)	($2,698,112)
Class R2 shares
Sold	183,493	$3,016,568	166,053	$2,711,722
Distributions reinvested	15,695	235,900	4,796	78,653
Repurchased	(155,600)	(2,607,209)	(30,796)	(501,437)
Net increase	43,588	$645,259	140,053	$2,288,938
Class R3 shares
Sold	155,057	$2,523,190	115,052	$1,872,921
Distributions reinvested	30,613	461,332	7,041	115,751
Repurchased	(172,568)	(2,851,435)	(249,763)	(4,048,604)
Net increase (decrease)	13,102	$133,087	(127,670)	($2,059,932)
Class R4 shares
Sold	78,841	$1,301,729	113,068	$1,827,724
Distributions reinvested	30,453	458,312	9,131	149,931
Repurchased	(151,021)	(2,475,390)	(154,349)	(2,483,751)
Net decrease	(41,727)	($715,349)	(32,150)	($506,096)
Class R5 shares
Sold	105,146	$1,747,110	152,474	$2,478,477
Distributions reinvested	49,209	741,094	17,235	283,338
Repurchased	(338,107)	(5,425,892)	(131,365)	(2,140,939)
Net increase (decrease)	(183,752)	($2,937,688)	38,344	$620,876
Class R6 shares
Sold	674,832	$11,110,331	760,103	$12,444,526
Distributions reinvested	111,310	1,675,219	23,724	389,318
Repurchased	(284,820)	(4,654,948)	(176,926)	(2,920,390)
Net increase	501,322	$8,130,602	606,901	$9,913,454
Class 1 shares
Sold	3,376,507	$55,530,408	4,804,526	$77,905,560
Distributions reinvested	18,607,480	279,856,494	6,020,730	98,739,969
Repurchased	(24,230,233)	(395,169,451)	(23,081,812)	(377,684,256)
Net decrease	(2,246,246)	($59,782,549)	(12,256,556)	($201,038,727)
Total net increase (decrease)	2,324,794	$11,373,565	(8,748,561)	($143,712,179)

1 The inception date for Class I shares is 5-1-15.

Lifestyle Growth Portfolio

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	23,574,480	$390,507,505	26,969,434	$445,428,278
Distributions reinvested	8,094,613	122,148,043	2,534,386	41,817,306
Repurchased	(17,377,508)	(287,933,755)	(14,753,641)	(243,754,895)
Net increase	14,291,585	$224,721,793	14,750,179	$243,490,689

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       43

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class B shares
Sold	78,258	$1,288,539	127,997	$2,098,589
Distributions reinvested	340,666	5,154,277	118,825	1,965,361
Repurchased	(1,450,743)	(24,064,017)	(1,489,102)	(24,511,639)
Net decrease	(1,031,819)	($17,621,201)	(1,242,280)	($20,447,689)
Class C shares
Sold	7,442,991	$123,186,875	9,870,021	$162,535,557
Distributions reinvested	3,303,564	49,949,856	890,567	14,721,052
Repurchased	(6,943,377)	(114,585,759)	(5,696,416)	(93,883,385)
Net increase	3,803,178	$58,550,972	5,064,172	$83,373,224
Class I shares[1]
Sold	551,365	$9,256,285	—	—
Distributions reinvested	31,076	466,458	—	—
Repurchased	(182,845)	(3,011,315)	—	—
Net increase	399,596	$6,711,428	—	—
Class R1 shares
Sold	296,998	$4,902,209	363,983	$6,018,053
Distributions reinvested	84,925	1,286,619	25,741	426,273
Repurchased	(358,739)	(5,885,453)	(498,325)	(8,210,979)
Net increase (decrease)	23,184	$303,375	(108,601)	($1,766,653)
Class R2 shares
Sold	358,753	$5,942,031	317,402	$5,210,428
Distributions reinvested	61,103	916,541	17,542	288,042
Repurchased	(159,218)	(2,650,046)	(121,127)	(2,012,311)
Net increase	260,638	$4,208,526	213,817	$3,486,159
Class R3 shares
Sold	356,261	$5,899,444	432,785	$7,102,156
Distributions reinvested	87,519	1,318,918	33,111	545,668
Repurchased	(670,913)	(10,993,765)	(513,309)	(8,437,211)
Net decrease	(227,133)	($3,775,403)	(47,413)	($789,387)
Class R4 shares
Sold	253,878	$4,232,296	503,791	$8,350,258
Distributions reinvested	96,575	1,455,380	49,430	814,611
Repurchased	(865,914)	(14,539,204)	(259,843)	(4,292,537)
Net increase (decrease)	(515,461)	($8,851,528)	293,378	$4,872,332
Class R5 shares
Sold	326,351	$5,447,293	459,234	$7,522,575
Distributions reinvested	155,669	2,349,039	69,773	1,151,261
Repurchased	(939,156)	(15,432,635)	(506,904)	(8,437,771)
Net increase (decrease)	(457,136)	($7,636,303)	22,103	$236,065
Class R6 shares
Sold	1,336,837	$22,135,008	1,452,555	$23,989,859
Distributions reinvested	252,117	3,786,793	72,110	1,184,760
Repurchased	(729,617)	(12,054,145)	(424,304)	(6,968,434)
Net increase	859,337	$13,867,656	1,100,361	$18,206,185
Class 1 shares
Sold	4,665,899	$76,939,472	10,974,898	$178,827,030
Distributions reinvested	56,490,650	848,489,568	22,234,288	365,309,346
Repurchased	(69,384,745)	(1,135,464,098)	(56,200,273)	(926,931,194)
Net decrease	(8,228,196)	($210,035,058)	(22,991,087)	($382,794,818)

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       44

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class 5 shares
Sold	1,231,134	$20,304,540	1,705,227	$27,926,409
Distributions reinvested	1,312,048	19,680,723	450,687	7,395,777
Repurchased	(486,041)	(8,046,770)	(374,113)	(6,186,049)
Net increase	2,057,141	$31,938,493	1,781,801	$29,136,137
Total net increase (decrease)	11,234,914	$92,382,750	(1,163,570)	($22,997,756)

1 The inception date for Class I shares is 5-1-15.

Lifestyle Balanced Portfolio

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	28,607,654	$448,342,427	36,613,085	$576,162,973
Distributions reinvested	8,310,977	120,859,901	2,983,348	46,811,077
Repurchased	(23,005,353)	(359,955,039)	(19,818,252)	(311,574,083)
Net increase	13,913,278	$209,247,289	19,778,181	$311,399,967
Class B shares
Sold	136,080	$2,142,791	116,144	$1,822,128
Distributions reinvested	309,507	4,476,039	116,843	1,830,214
Repurchased	(1,333,146)	(20,888,532)	(1,465,461)	(22,978,282)
Net decrease	(887,559)	($14,269,702)	(1,232,474)	($19,325,940)
Class C shares
Sold	9,250,130	$145,245,941	13,541,720	$212,832,704
Distributions reinvested	3,517,119	50,897,252	1,087,203	17,042,663
Repurchased	(8,928,499)	(139,438,246)	(7,185,558)	(113,082,026)
Net increase	3,838,750	$56,704,947	7,443,365	$116,793,341
Class I shares[1]
Sold	503,451	$7,901,997	—	—
Distributions reinvested	27,685	399,611	—	—
Repurchased	(92,840)	(1,427,061)	—	—
Net increase	438,296	$6,874,547	—	—
Class R1 shares
Sold	358,547	$5,564,517	472,628	$7,377,098
Distributions reinvested	54,160	782,331	21,804	340,609
Repurchased	(490,440)	(7,683,175)	(480,783)	(7,522,538)
Net increase (decrease)	(77,733)	($1,336,327)	13,649	$195,169
Class R2 shares
Sold	597,051	$9,378,316	443,996	$6,893,652
Distributions reinvested	41,675	602,631	13,733	214,355
Repurchased	(351,126)	(5,537,565)	(130,654)	(2,055,087)
Net increase	287,600	$4,443,382	327,075	$5,052,920
Class R3 shares
Sold	355,250	$5,555,465	445,615	$6,973,992
Distributions reinvested	104,600	1,515,995	45,877	717,921
Repurchased	(694,899)	(10,808,697)	(860,506)	(13,551,588)
Net decrease	(235,049)	($3,737,237)	(369,014)	($5,859,675)
Class R4 shares
Sold	532,514	$8,342,060	782,668	$12,275,180
Distributions reinvested	112,222	1,632,959	70,901	1,110,652
Repurchased	(1,580,189)	(25,289,689)	(3,310,368)	(50,907,556)
Net decrease	(935,453)	($15,314,670)	(2,456,799)	($37,521,724)

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       45

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	535,229	$8,395,616	574,937	$9,018,487
Distributions reinvested	157,623	2,298,811	78,299	1,228,481
Repurchased	(1,313,900)	(20,212,298)	(700,755)	(11,036,488)
Net decrease	(621,048)	($9,517,871)	(47,519)	($789,520)
Class R6 shares
Sold	2,818,358	$44,304,975	1,568,373	$24,497,056
Distributions reinvested	315,303	4,569,741	72,635	1,134,486
Repurchased	(1,012,497)	(15,815,226)	(521,857)	(8,205,429)
Net increase	2,121,164	$33,059,490	1,119,151	$17,426,113
Class 1 shares
Sold	4,048,414	$62,780,104	12,044,635	$187,483,354
Distributions reinvested	52,618,420	763,269,899	24,015,291	375,143,941
Repurchased	(84,983,002)	(1,313,422,552)	(61,351,952)	(960,824,470)
Net decrease	(28,316,168)	($487,372,549)	(25,292,026)	($398,197,175)
Class 5 shares
Sold	693,122	$10,819,616	1,398,983	$21,829,809
Distributions reinvested	688,844	9,990,751	273,730	4,276,280
Repurchased	(482,436)	(7,489,601)	(386,836)	(6,085,475)
Net increase	899,530	$13,320,766	1,285,877	$20,020,614
Total net increase (decrease)	(9,574,392)	($207,897,935)	569,466	$9,194,090

1 The inception date for Class I shares is 5-1-15.

Lifestyle Moderate Portfolio

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,935,804	$168,429,630	15,428,520	$225,463,766
Distributions reinvested	2,661,965	35,584,440	2,091,161	29,853,016
Repurchased	(9,801,255)	(138,332,487)	(9,095,114)	(132,955,077)
Net increase	4,796,514	$65,681,583	8,424,567	$122,361,705
Class B shares
Sold	38,166	$528,242	104,659	$1,518,559
Distributions reinvested	99,278	1,320,456	101,385	1,443,123
Repurchased	(582,206)	(8,208,893)	(637,026)	(9,286,379)
Net decrease	(444,762)	($6,360,195)	(430,982)	($6,324,697)
Class C shares
Sold	4,857,982	$68,656,693	6,992,026	$101,950,163
Distributions reinvested	1,336,418	17,780,650	1,104,514	15,733,881
Repurchased	(5,457,029)	(76,890,949)	(4,539,466)	(66,185,498)
Net increase	737,371	$9,546,394	3,557,074	$51,498,546
Class I shares[1]
Sold	177,317	$2,525,410	—	—
Distributions reinvested	7,569	100,409	—	—
Repurchased	(30,456)	(425,346)	—	—
Net increase	154,430	$2,200,473	—	—
Class R1 shares
Sold	219,661	$3,101,423	165,773	$2,416,809
Distributions reinvested	23,473	312,409	20,342	290,229
Repurchased	(236,749)	(3,357,701)	(315,224)	(4,576,112)
Net increase (decrease)	6,385	$56,131	(129,109)	($1,869,074)

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       46

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	250,606	$3,565,996	153,930	$2,250,160
Distributions reinvested	19,185	255,432	11,095	157,594
Repurchased	(114,620)	(1,617,998)	(27,003)	(395,445)
Net increase	155,171	$2,203,430	138,022	$2,012,309
Class R3 shares
Sold	162,944	$2,299,507	222,416	$3,231,705
Distributions reinvested	33,484	446,286	31,615	450,274
Repurchased	(290,464)	(4,093,682)	(317,478)	(4,633,623)
Net decrease	(94,036)	($1,347,889)	(63,447)	($951,644)
Class R4 shares
Sold	252,637	$3,566,838	324,884	$4,755,541
Distributions reinvested	44,581	595,235	44,851	637,928
Repurchased	(475,867)	(6,734,698)	(296,673)	(4,290,347)
Net increase (decrease)	(178,649)	($2,572,625)	73,062	$1,103,122
Class R5 shares
Sold	263,572	$3,697,650	221,030	$3,204,591
Distributions reinvested	48,918	653,447	41,667	594,198
Repurchased	(338,402)	(4,721,168)	(324,597)	(4,720,679)
Net decrease	(25,912)	($370,071)	(61,900)	($921,890)
Class R6 shares
Sold	1,170,178	$16,565,766	924,036	$13,515,136
Distributions reinvested	128,905	1,717,638	69,757	992,919
Repurchased	(405,959)	(5,706,492)	(351,631)	(5,071,403)
Net increase	893,124	$12,576,912	642,162	$9,436,652
Class 1 shares
Sold	1,588,502	$22,358,367	6,381,592	$92,901,420
Distributions reinvested	13,438,572	179,646,043	12,682,043	180,962,272
Repurchased	(31,166,906)	(437,253,881)	(23,301,415)	(338,830,310)
Net decrease	(16,139,832)	($235,249,471)	(4,237,780)	($64,966,618)
Class 5 shares
Sold	380,594	$5,380,835	453,113	$6,585,441
Distributions reinvested	231,049	3,082,849	190,368	2,712,457
Repurchased	(345,964)	(4,858,011)	(271,398)	(3,951,361)
Net increase	265,679	$3,605,673	372,083	$5,346,537
Total net increase (decrease)	(9,874,517)	($150,029,655)	8,283,752	$116,724,948

1 The inception date for Class I shares is 5-1-15.

Lifestyle Conservative Portfolio

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,316,760	$149,968,723	14,073,672	$196,470,771
Distributions reinvested	2,215,516	28,000,486	2,531,579	34,109,844
Repurchased	(12,266,500)	(162,198,929)	(10,245,865)	(142,944,646)
Net increase	1,265,776	$15,770,280	6,359,386	$87,635,969
Class B shares
Sold	68,853	$904,293	90,416	$1,249,764
Distributions reinvested	89,013	1,121,089	132,762	1,785,109
Repurchased	(665,251)	(8,823,422)	(758,552)	(10,569,522)
Net decrease	(507,385)	($6,798,040)	(535,374)	($7,534,649)

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       47

		Year ended 12-31-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class C shares
Sold	5,690,832	$75,406,681	7,670,977	$107,037,077
Distributions reinvested	1,000,130	12,591,725	1,247,312	16,756,180
Repurchased	(7,031,636)	(92,875,328)	(6,440,036)	(89,613,856)
Net increase (decrease)	(340,674)	($4,876,922)	2,478,253	$34,179,401
Class I shares[1]
Sold	381,460	$5,080,264	—	—
Distributions reinvested	14,636	183,821	—	—
Repurchased	(67,762)	(881,115)	—	—
Net increase	328,334	$4,382,970	—	—
Class R1 shares
Sold	225,683	$2,981,179	336,344	$4,719,602
Distributions reinvested	24,002	302,694	28,050	377,362
Repurchased	(357,253)	(4,721,554)	(278,271)	(3,884,067)
Net increase (decrease)	(107,568)	($1,437,681)	86,123	$1,212,897
Class R2 shares
Sold	181,053	$2,404,224	271,371	$3,793,396
Distributions reinvested	18,023	227,472	18,423	246,374
Repurchased	(166,217)	(2,193,793)	(21,721)	(302,332)
Net increase	32,859	$437,903	268,073	$3,737,438
Class R3 shares
Sold	206,581	$2,719,887	202,620	$2,823,298
Distributions reinvested	31,991	403,431	47,041	631,533
Repurchased	(417,128)	(5,501,625)	(247,155)	(3,448,231)
Net increase (decrease)	(178,556)	($2,378,307)	2,506	$6,600
Class R4 shares
Sold	99,449	$1,312,285	363,265	$5,085,431
Distributions reinvested	25,728	325,491	41,508	558,317
Repurchased	(346,094)	(4,616,655)	(349,113)	(4,839,679)
Net increase (decrease)	(220,917)	($2,978,879)	55,660	$804,069
Class R5 shares
Sold	214,162	$2,850,953	183,085	$2,546,530
Distributions reinvested	41,707	527,903	60,132	811,123
Repurchased	(527,051)	(6,932,586)	(380,326)	(5,307,729)
Net decrease	(271,182)	($3,553,730)	(137,109)	($1,950,076)
Class R6 shares
Sold	705,937	$9,340,571	385,731	$5,368,235
Distributions reinvested	54,928	693,768	37,016	496,946
Repurchased	(349,196)	(4,600,788)	(139,909)	(1,953,353)
Net increase	411,669	$5,433,551	282,838	$3,911,828
Class 1 shares
Sold	3,551,122	$46,667,277	5,620,316	$78,117,518
Distributions reinvested	9,853,746	124,614,523	12,652,433	170,491,675
Repurchased	(27,311,412)	(360,450,882)	(25,590,379)	(355,737,629)
Net decrease	(13,906,544)	($189,169,082)	(7,317,630)	($107,128,436)
Total net increase (decrease)	(13,494,188)	($185,167,937)	1,542,726	$14,875,041

1 The inception date for Class I shares is 5-1-15.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on December 31, 2015:

Portfolio	Class	% by Class
Lifestyle Aggressive	I	3%
Lifestyle Growth	I	1%
Lifestyle Balanced	I	1%
Lifestyle Moderate	I	4%

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       48

Portfolio	Class	% by Class
Lifestyle Conservative	I	2%

Affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 shares in each portfolio and 100% of Class 5 shares of Lifestyle Growth, Lifestyle Balanced and Lifestyle Moderate on December 31, 2015.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the underlying funds for the year ended December 31, 2015:

Portfolio	Purchases	Sales
Lifestyle Aggressive	$688,549,731	$668,677,908
Lifestyle Growth	2,189,858,148	2,152,585,733
Lifestyle Balanced	1,913,201,190	2,142,842,793
Lifestyle Moderate	477,952,649	639,058,148
Lifestyle Conservative	356,783,257	569,685,737

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At December 31, 2015, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio Affiliated Class NAV	Percentage of Underlying Fund's Net Assets
Lifestyle Aggressive Portfolio
Greater China Opportunities	21.3%
Small Cap Core	21.1%
All Cap Core	19.2%
Small Cap Growth	15.7%
Technology Opportunities	15.6%
Value	15.6%
New Opportunities	15.2%
International Growth Stock	15.1%
Alpha Opportunities	14.9%
Emerging Markets Equity	14.7%
International Value Equity	14.7%
International Small Company	14.6%
Mid Value	14.6%
Fundamental Large Cap Value	14.3%
Science & Technology	13.3%
International Small Cap	13.1%
Value Equity	13.1%
Health Sciences	13.0%
Emerging Markets	12.4%
International Growth Opportunities	12.4%
International Value	12.3%
Small Cap Value	12.0%
Small Company Growth	11.9%
Equity Income	11.8%
Mid Cap Stock	11.3%
Small Company Value	10.9%
Natural Resources	10.7%
Strategic Growth	10.7%
Fundamental Global Franchise	9.3%
Real Estate Equity	9.2%
Global Real Estate	9.1%
International Core	9.1%
Capital Appreciation Value	9.1%
Capital Appreciation	9.1%
Financial Industries	8.9%
Global Equity	8.7%
Blue Chip Growth	7.7%
U.S. Equity	7.5%
Redwood	6.1%
Lifestyle Growth Portfolio
All Cap Core	49.5%
Small Cap Core	44.2%
Value Equity	44.1%
Value	40.5%
Technology Opportunities	40.2%
International Growth Stock	38.8%
International Value Equity	38.5%
Health Sciences	38.1%
Alpha Opportunities	37.0%
Mid Value	36.9%
International Small Company	36.1%
Emerging Markets Equity	36.1%
Science & Technology	35.3%
Fundamental Large Cap Value	35.1%
Small Cap Growth	32.4%
International Small Cap	32.2%
Capital Appreciation Value	31.9%
New Opportunities	31.6%

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       49

Portfolio Affiliated Class NAV	Percentage of Underlying Fund's Net Assets
Lifestyle Growth Portfolio (continued)
Fundamental Global Franchise	31.4%
Equity Income	31.3%
International Value	30.5%
International Growth Opportunities	30.1%
Real Estate Equity	29.0%
Global Real Estate	28.8%
Mid Cap Stock	28.7%
Strategic Growth	27.9%
U.S. Equity	27.4%
Emerging Markets	26.9%
Natural Resources	26.4%
Small Cap Value	25.8%
International Core	24.6%
Small Company Growth	24.5%
Emerging Markets Debt	24.1%
Financial Industries	24.0%
Global Equity	23.7%
Capital Appreciation	23.6%
Small Company Value	23.4%
Redwood	21.2%
Blue Chip Growth	20.4%
Global Income	19.9%
Asia Pacific Total Return Bond	19.6%
Global Short Duration Credit	18.4%
Absolute Return Currency	18.4%
Spectrum Income	16.3%
Short Duration Credit Opportunities	15.8%
Real Return Bond	15.3%
U.S. High Yield Bond	15.2%
Floating Rate Income	13.9%
Focused High Yield	10.7%
Global Shareholder Yield	8.8%
Active Bond	7.9%
Global Bond	7.2%
High Yield	6.5%
Total Return	6.0%
Seaport	5.4%
Lifestyle Balanced Portfolio
Global Real Estate	44.3%
Global Short Duration Credit	44.1%
Spectrum Income	41.1%
Short Duration Credit Opportunities	37.2%
Investment Quality Bond	35.3%
Small Cap Core	34.5%
Global Income	34.0%
Asia Pacific Total Return Bond	33.9%
Emerging Markets Debt	33.5%
Global Bond	32.9%
Science & Technology	32.1%
All Cap Core	31.2%
Value Equity	31.1%
Capital Appreciation Value	31.0%
U.S. High Yield Bond	30.7%
Fundamental Global Franchise	30.3%
Value	30.2%
Health Sciences	30.2%
Real Estate Equity	29.9%
Real Return Bond	29.6%
International Value Equity	29.5%
Floating Rate Income	29.4%
International Growth Stock	29.2%
Active Bond	28.0%
Mid Value	27.2%
Emerging Markets Equity	27.1%
Alpha Opportunities	26.7%
U.S. Equity	26.3%
Fundamental Large Cap Value	26.1%
Natural Resources	25.8%
Technology Opportunities	25.4%
Small Cap Growth	25.2%
International Value	25.0%
New Opportunities	24.8%
International Small Company	24.5%
International Growth Opportunities	24.1%
Global Equity	24.0%
Equity Income	23.4%
International Small Cap	22.1%
Redwood	21.1%
Absolute Return Currency	21.0%
Mid Cap Stock	20.8%
Financial Industries	20.6%
Focused High Yield	20.6%
Small Cap Value	20.6%
Strategic Growth	20.0%
Total Return	19.5%
Small Company Growth	19.2%
Small Company Value	18.7%
Emerging Markets	17.7%
Capital Appreciation	17.0%
International Core	16.5%
Core Bond	16.5%
Blue Chip Growth	15.8%

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       50

Portfolio Affiliated Class NAV	Percentage of Underlying Fund's Net Assets
Lifestyle Balanced Portfolio (continued)
High Yield	13.2%
Strategic Income Opportunities	10.4%
Global Shareholder Yield	8.2%
Seaport	5.1%
Lifestyle Moderate Portfolio
Investment Quality Bond	25.2%
Global Bond	19.5%
Active Bond	18.9%
Asia Pacific Total Return Bond	17.8%
Spectrum Income	15.7%
Enduring Assets	15.6%
Emerging Markets Debt	14.2%
U.S. High Yield Bond	13.8%
Floating Rate Income	13.4%
Global Income	13.4%
Real Return Bond	13.3%
Short Duration Credit Opportunities	13.3%
Total Return	13.1%
Global Short Duration Credit	12.8%
Core Bond	11.8%
Fundamental Large Cap Value	10.4%
Real Estate Equity	9.2%
Global Real Estate	9.1%
Fundamental Global Franchise	9.0%
Capital Appreciation Value	8.9%
Focused High Yield	8.6%
U.S. Equity	7.7%
Mid Value	7.5%
Absolute Return Currency	7.2%
Equity Income	7.2%
Global Equity	7.1%
Small Cap Growth	6.6%
High Yield	6.5%
Redwood	6.2%
International Growth Stock	5.8%
International Value Equity	5.6%
Natural Resources	5.5%
Small Cap Value	5.4%
Alpha Opportunities	5.0%
Small Company Growth	5.0%
Lifestyle Conservative Portfolio
Enduring Assets	48.4%
Investment Quality Bond	27.2%
Global Bond	20.7%
Active Bond	20.5%
Real Return Bond	16.9%
Asia Pacific Total Return Bond	14.5%
Emerging Markets Debt	14.4%
Total Return	14.3%
Spectrum Income	13.6%
Core Bond	12.7%
Floating Rate Income	11.8%
Short Duration Credit Opportunities	11.4%
Short Term Government Income	9.4%
Global Short Duration Credit	8.4%
Absolute Return Currency	8.1%
Core High Yield	7.9%
Real Estate Equity	7.0%
Global Real Estate	6.9%
Global Income	6.5%
Global Equity	5.5%
Fundamental Global Franchise	5.3%

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive
Absolute Return Currency	5,308,985	497,379	(1,919,573)	3,886,791	—	—	($1,429,357)	$34,087,160
All Cap Core	11,221,366	1,383,107	(2,278,652)	10,325,821	$1,454,067	$15,184,713	5,032,851	122,877,270
Alpha Opportunities	22,776,609	2,872,481	(2,932,998)	22,716,092	1,602,393	29,046,987	(113,323)	240,563,410
Blue Chip Growth	7,146,588	742,250	(1,570,096)	6,318,742	110,095	24,176,314	18,023,784	205,548,668
Capital Appreciation	12,805,081	1,421,648	(2,791,332)	11,435,397	122,880	23,917,174	8,721,171	192,343,378
Capital Appreciation Value	15,628,953	2,992,449	(1,934,456)	16,686,946	2,736,760	18,554,563	(548,965)	179,718,411
Disciplined Value	5,551,366	400,401	(448,407)	5,503,360	1,352,488	3,023,452	108,468	94,767,860
Emerging Markets	38,100,491	514,798	(13,030,555)	25,584,734	4,324,313	—	(15,598,507)	212,097,447
Emerging Markets Equity	—	8,458,813	—	8,458,813	64,399	—	—	71,899,909

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       51

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Equity Income	12,308,384	1,289,780	(989,064)	12,609,100	4,508,505	17,889,336	(1,826,068)	213,219,874
Financial Industries	6,091,971	81,593	(309,147)	5,864,417	1,395,242	—	(47,923)	99,225,928
Fundamental Global Franchise	3,619,481	336,380	(604,764)	3,351,097	385,029	3,934,102	271,400	42,659,470
Fundamental Large Cap Value	14,611,663	1,075,640	(1,792,911)	13,894,392	1,947,131	7,125,180	(99,709)	176,180,886
Global Absolute Return Strategies	4,088,162	1,120,901	(282,079)	4,926,984	3,390,781	—	(122,857)	51,191,365
Global Equity	4,381,680	1,078,729	(206,386)	5,254,023	1,109,437	—	57,203	53,275,793
Global Real Estate	2,471,014	247,657	(390,097)	2,328,574	498,133	—	266,529	21,329,735
Global Shareholder Yield	4,032,452	387,567	(612,122)	3,807,897	1,427,695	1,734,591	262,925	38,155,123
Greater China Opportunities	589,864	51,536	—	641,400	105,179	808,551	—	11,301,472
Health Sciences	3,517,552	4,430,001	(3,042,767)	4,904,786	33,485	26,281,348	3,299,875	29,526,813
International Core	3,554,419	1,920,777	—	5,475,196	3,339,064	—	—	158,068,913
International Growth Opportunities	6,991,857	1,931,157	(127,361)	8,795,653	472,098	—	(218,457)	105,899,667
International Growth Stock	7,665,484	1,911,201	—	9,576,685	1,456,495	1,944,163	—	117,122,852
International Small Cap	4,610,376	1,296,557	(45,788)	5,861,145	1,020,322	—	(56,134)	103,449,216
International Small Company	8,489,395	2,366,458	(395,872)	10,459,981	1,597,041	—	(269,047)	103,449,216
International Value	14,122,049	1,640,201	(478,870)	15,283,380	4,250,560	—	(1,388,733)	207,701,130
International Value Equity	7,912,226	2,451,826	—	10,364,052	1,359,072	2,055,806	—	76,590,342
Mid Cap Stock	9,473,811	1,061,561	(958,298)	9,577,074	—	19,607,048	(501,865)	176,409,708
Mid Value	9,329,141	1,120,132	(420,882)	10,028,391	1,813,387	13,347,376	(130,088)	137,790,089
Natural Resources	5,404,149	868,438	—	6,272,587	585,378	—	—	57,519,622
Real Estate Equity	1,913,905	438,037	(437,244)	1,914,698	306,930	2,202,974	539,982	21,329,735
Redwood	3,105,624	259,866	(181,947)	3,183,543	—	2,418,309	(154,449)	31,994,603
Science & Technology	10,842,957	2,075,043	(3,052,258)	9,865,742	—	22,659,467	4,968,097	106,648,676
Seaport	2,020,708	105,501	(192,416)	1,933,793	—	110,766	106,818	21,329,735
Select Growth	552,742	—	(552,742)	—	—	—	4,859,288	—
Small Cap Core	3,482,110	82,725	(240,140)	3,324,695	158,610	338,387	80,609	32,050,060
Small Cap Growth	3,565,456	790,680	(234,075)	4,122,061	—	4,490,603	66,061	32,770,388
Small Cap Opportunities	1,311,508	137,581	(46,268)	1,402,821	113,563	2,811,034	(155,609)	31,409,172
Small Cap Value	2,009,699	472,942	(183,858)	2,298,783	210,181	1,798,077	(44,171)	42,205,660
Small Company Growth	1,685,315	183,482	(134,670)	1,734,127	—	3,168,728	154,299	29,740,274
Small Company Value	1,134,518	305,374	(249,964)	1,189,928	281,539	7,093,668	2,490,805	28,950,958
Strategic Growth	13,899,338	721,162	(2,398,592)	12,221,908	1,527,473	9,938,998	2,525,063	191,028,417
Technical Opportunities	10,514,061	1,104,482	(1,910,921)	9,707,622	—	13,728,708	872,140	119,792,059
U.S. Equity	7,290,764	1,301,565	(843,888)	7,748,441	1,644,952	11,370,700	(1,668,082)	76,787,047
Value	5,291,183	683,533	(268,273)	5,706,443	315,394	4,606,608	92,844	57,064,429
Value Equity	5,571,558	262,555	(500,837)	5,333,276	813,525	378,011	275,040	52,906,098
					$47,833,596	$295,745,742	$28,701,908	$4,209,978,038
Lifestyle Growth
Absolute Return Currency	36,120,341	2,269,261	(16,143,547)	22,246,055	—	—	($18,138,140)	$195,097,902
Active Bond	15,085,292	738,458	(1,464,537)	14,359,213	$5,119,037	$172,838	(251,569)	141,438,246
All Cap Core	28,858,658	3,486,900	(5,792,017)	26,553,541	3,665,794	38,281,617	6,254,613	315,987,137
Alpha Opportunities	57,261,066	7,852,025	(8,850,091)	56,263,000	3,993,544	72,391,999	(1,771,160)	595,825,170
Asia Pacific Total Return Bond	9,463,763	275,038	(226,757)	9,512,044	2,431,335	—	(267,574)	83,896,228
Blue Chip Growth	20,522,391	2,013,460	(5,774,227)	16,761,624	295,286	64,843,325	60,420,437	545,255,626
Capital Appreciation	35,257,206	3,732,343	(9,219,690)	29,769,859	322,606	62,791,314	32,832,944	500,729,023
Capital Appreciation Value	56,547,253	7,414,589	(5,349,216)	58,612,626	9,567,266	64,863,732	1,362,130	631,257,980
Core Bond	2,939,663	108,388	(339,557)	2,708,494	631,187	—	(23,623)	34,804,148
Disciplined Value	15,161,743	1,150,773	(1,522,987)	14,789,529	3,614,816	8,080,827	347,717	254,675,684
Emerging Markets	80,550,870	1,118,505	(26,081,343)	55,588,032	9,395,449	—	(24,907,299)	460,824,787
Emerging Markets Debt	14,930,715	1,139,396	(234,120)	15,835,991	7,530,592	—	(389,391)	134,447,560
Emerging Markets Equity	—	20,772,704	—	20,772,704	158,147	—	—	176,567,985
Equity Income	33,040,921	3,621,816	(3,386,269)	33,276,468	12,130,006	47,628,476	(7,478,551)	562,705,069
Financial Industries	16,196,463	218,605	(579,189)	15,835,879	3,738,154	—	44,427	267,943,078

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       52

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Floating Rate Income	46,732,522	2,946,487	(5,465,204)	44,213,805	20,445,463	—	(4,262,091)	361,226,784
Focused High Yield	24,461,030	2,004,264	(5,406,350)	21,058,944	5,767,787	—	(2,128,368)	67,599,209
Fundamental Global Franchise	11,723,181	1,430,722	(1,797,983)	11,355,920	1,297,410	13,256,524	953,589	144,560,865
Fundamental Large Cap Value	36,820,324	2,860,887	(5,612,475)	34,068,736	4,761,703	17,424,604	(401,232)	431,991,569
Global Absolute Return Strategies	15,785,926	13,944,016	(1,580,644)	28,149,298	19,157,378	—	(425,597)	292,471,211
Global Bond	4,469,993	402,756	(1,855,429)	3,017,320	22,917	—	839,541	35,483,681
Global Equity	13,762,980	1,298,178	(742,091)	14,319,067	3,023,608	—	(632,216)	145,195,339
Global Income	10,685,892	640,328	(2,069,009)	9,257,211	5,773,821	—	(2,754,214)	80,260,023
Global Real Estate	7,798,535	467,833	(888,959)	7,377,409	1,569,306	—	1,305,201	67,577,069
Global Shareholder Yield	18,436,659	1,760,141	(883,773)	19,313,027	6,806,072	8,797,561	(886,906)	193,516,534
Global Short Duration Credit	7,775,251	456,373	(1,336,519)	6,895,105	4,129,455	—	(1,516,818)	58,746,297
Health Sciences	9,943,780	12,799,630	(8,435,777)	14,307,633	98,178	77,055,614	4,447,721	86,131,954
High Yield	5,920,552	460,909	(2,009,724)	4,371,737	3,282,678	—	2,667,418	31,913,682
International Core	8,558,206	6,220,287	—	14,778,493	9,036,323	—	—	426,655,087
International Growth Opportunities	17,265,301	4,414,219	(342,045)	21,337,475	1,145,267	—	(569,955)	256,903,195
International Growth Stock	18,803,446	6,079,734	(204,961)	24,678,219	3,755,839	5,013,381	(331,588)	301,814,623
International Small Cap	10,732,390	3,686,808	—	14,419,198	2,502,359	—	—	254,498,850
International Small Company	19,756,195	6,605,287	(396,582)	25,964,900	3,922,709	—	(359,577)	256,792,861
International Value	34,325,714	4,369,185	(949,796)	37,745,103	10,600,121	—	(3,674,138)	512,955,952
International Value Equity	19,312,324	7,842,979	—	27,155,303	3,567,089	5,395,773	—	200,677,686
Mid Cap Stock	24,342,443	2,687,827	(2,675,335)	24,354,935	—	49,370,405	(628,087)	448,617,902
Mid Value	23,780,887	2,880,162	(1,303,997)	25,357,052	4,544,724	33,451,295	427,481	348,405,893
Natural Resources	12,273,998	3,208,958	—	15,482,956	1,444,918	—	—	141,978,708
Real Estate Equity	6,047,596	1,089,429	(1,106,045)	6,030,980	961,336	6,899,947	2,165,965	67,185,122
Real Return Bond	6,151,888	3,632,405	(189,163)	9,595,130	1,134,652	—	(295,490)	102,380,033
Redwood	10,971,653	839,511	(684,146)	11,127,018	—	8,470,675	(498,531)	111,826,533
Science & Technology	28,665,217	5,558,926	(7,953,479)	26,270,664	—	59,985,182	12,725,905	283,985,874
Seaport	4,475,646	19,463	(721,086)	3,774,023	—	214,483	762,821	41,627,474
Short Duration Credit Opportunities	22,293,162	2,276,326	(1,092,606)	23,476,882	9,027,258	—	(771,317)	219,274,080
Small Cap Core	7,398,678	131,619	(554,863)	6,975,434	330,926	706,016	228,143	67,243,183
Small Cap Growth	7,533,925	1,532,345	(562,061)	8,504,209	—	9,223,056	169,310	67,608,464
Small Cap Opportunities	2,797,779	290,644	(166,379)	2,922,044	236,549	5,855,317	(553,614)	65,424,557
Small Cap Value	4,337,375	1,038,430	(431,006)	4,944,799	452,111	3,867,754	52,625	90,786,508
Small Company Growth	3,537,444	380,674	(354,644)	3,563,474	—	6,511,450	490,016	61,113,585
Small Company Value	2,478,926	641,291	(560,442)	2,559,775	605,646	15,259,906	5,903,827	62,279,326
Spectrum Income	13,179,629	2,026,363	(382,228)	14,823,764	4,170,242	588,220	(196,194)	148,385,880
Strategic Growth	38,223,128	1,891,987	(8,167,069)	31,948,046	4,007,366	26,075,232	8,496,051	499,347,964
Strategic Income Opportunities	20,772,203	2,824,292	(1,456,897)	22,139,598	7,774,162	5,773,967	(272,888)	229,366,239
Technical Opportunities	27,863,282	2,859,828	(5,763,405)	24,959,705	—	34,956,481	3,338,530	308,002,764
Total Return	8,299,431	527,057	(777,286)	8,049,202	3,341,974	715,234	96,087	106,249,468
U.S. Equity	27,070,909	4,821,022	(3,388,183)	28,503,748	6,012,559	41,561,716	(2,234,348)	282,472,147
U.S. High Yield Bond	5,050,026	310,266	(1,003,058)	4,357,234	3,409,071	—	132,527	44,748,794
Value	13,853,078	1,890,537	(984,666)	14,758,949	826,516	12,071,988	427,576	147,589,495
Value Equity	18,993,069	985,665	(1,949,807)	18,028,927	2,732,708	1,269,774	846,134	178,846,951
					$224,271,420	$808,825,683	$71,118,260	$13,233,175,038
Lifestyle Balanced
Absolute Return Currency	38,174,313	2,518,350	(15,339,704)	25,352,959	—	—	($16,848,081)	$222,345,451
Active Bond	52,703,716	2,126,396	(3,905,132)	50,924,980	$18,290,153	$612,996	(670,163)	501,611,054
All Cap Core	18,314,663	2,285,095	(3,838,800)	16,760,958	2,332,578	24,358,935	(422,839)	199,455,393
Alpha Opportunities	41,403,053	6,036,975	(6,801,186)	40,638,842	2,879,276	52,193,374	(3,664,680)	430,365,334
Asia Pacific Total Return Bond	16,906,695	491,346	(907,029)	16,491,012	4,343,499	—	(1,070,295)	145,450,725
Blue Chip Growth	15,783,054	1,582,121	(4,383,993)	12,981,182	228,510	50,179,577	49,298,876	422,277,836
Capital Appreciation	25,370,046	2,754,806	(6,770,649)	21,354,203	230,868	44,935,733	45,272,486	359,177,694

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       53

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Capital Appreciation Value	56,661,302	7,199,507	(6,826,253)	57,034,556	9,251,060	62,719,930	1,211,540	614,262,171
Core Bond	15,079,228	831,421	(681,960)	15,228,689	3,484,862	—	(121,394)	195,688,657
Disciplined Value	12,273,904	1,345,320	(1,683,699)	11,935,525	2,863,355	6,400,955	769,484	205,529,744
Emerging Markets	55,752,323	737,062	(19,858,515)	36,630,870	6,191,323	—	(6,694,674)	303,669,915
Emerging Markets Debt	21,087,058	1,166,351	(246,227)	22,007,182	10,538,115	—	(372,409)	186,840,972
Emerging Markets Equity	—	15,612,287	—	15,612,287	118,860	—	—	132,704,440
Equity Income	25,165,019	3,066,654	(3,279,068)	24,952,605	9,149,819	35,602,836	(5,147,774)	421,948,545
Financial Industries	14,284,709	187,306	(905,261)	13,566,754	3,202,913	—	71,449	229,549,471
Floating Rate Income	99,612,529	4,934,041	(11,261,871)	93,284,699	43,168,292	—	(8,710,834)	762,135,992
Focused High Yield	46,513,241	3,136,357	(9,239,750)	40,409,848	10,898,188	—	(3,503,184)	129,715,613
Fundamental Global Franchise	10,922,464	1,860,821	(1,830,138)	10,953,147	1,241,229	12,682,489	1,071,251	139,433,561
Fundamental Large Cap Value	27,247,049	2,637,340	(4,547,370)	25,337,019	3,509,733	12,843,243	1,263,006	321,273,403
Global Absolute Return Strategies	19,535,967	13,591,734	(960,016)	32,167,685	22,088,275	—	(331,894)	334,222,245
Global Bond	15,162,448	72,085	(1,499,559)	13,734,974	104,319	—	(159,818)	161,523,293
Global Equity	13,262,545	2,172,082	(913,248)	14,521,379	3,066,328	—	(813,337)	147,246,787
Global Income	19,287,222	1,098,607	(4,540,649)	15,845,180	10,211,642	—	(5,789,861)	137,377,711
Global Real Estate	12,359,581	519,668	(1,526,678)	11,352,571	2,413,921	—	3,015,455	103,989,550
Global Shareholder Yield	18,119,666	1,889,313	(1,999,507)	18,009,472	6,581,082	8,245,655	(1,186,932)	180,454,914
Global Short Duration Credit	18,071,510	1,078,890	(2,644,216)	16,506,184	9,757,440	—	(3,120,598)	140,632,689
Health Sciences	9,080,630	11,252,915	(8,974,111)	11,359,434	86,657	68,013,955	164,881	68,383,793
High Yield	12,246,463	805,532	(4,101,092)	8,950,903	6,495,368	—	6,272,388	65,341,594
International Core	7,161,571	2,707,767	—	9,869,338	6,034,616	—	—	284,927,801
International Growth Opportunities	14,146,749	3,669,177	(748,927)	17,066,999	916,054	—	(1,120,073)	205,486,667
International Growth Stock	15,365,863	3,866,932	(674,959)	18,557,836	2,839,356	3,790,039	(910,700)	226,962,335
International Small Cap	8,228,088	1,736,119	(89,309)	9,874,898	1,729,224	—	(210,796)	174,291,951
International Small Company	15,096,820	3,248,708	(722,479)	17,623,049	2,675,682	—	(425,109)	174,291,951
International Value	28,361,797	3,517,635	(944,484)	30,934,948	8,643,088	—	(3,138,019)	420,405,946
International Value Equity	15,871,023	5,035,579	(124,844)	20,781,758	2,729,868	4,129,347	(199,750)	153,577,194
Investment Quality Bond	15,874,804	1,184,176	(651,040)	16,407,940	4,019,186	1,928,786	(398,515)	195,746,722
Mid Cap Stock	17,879,075	2,143,807	(2,411,258)	17,611,624	—	36,187,295	(1,039,730)	324,406,123
Mid Value	17,823,947	2,188,654	(1,305,772)	18,706,829	3,384,144	24,908,883	(101,518)	257,031,826
Natural Resources	12,385,561	2,772,692	—	15,158,253	1,414,616	—	—	139,001,178
Real Estate Equity	6,382,013	917,857	(1,076,677)	6,223,193	991,575	7,116,986	4,116,155	69,326,366
Real Return Bond	13,349,453	5,388,396	(99,608)	18,638,241	1,834,656	—	(33,867)	198,870,036
Redwood	11,119,638	833,622	(899,855)	11,053,405	—	8,411,247	(589,853)	111,086,718
Science & Technology	24,224,245	5,110,412	(5,454,241)	23,880,416	—	54,420,327	7,357,004	258,147,295
Seaport	4,439,014	18,714	(832,203)	3,625,525	—	206,238	797,963	39,989,545
Short Duration Credit Opportunities	54,067,343	3,937,840	(2,694,208)	55,310,975	21,571,194	—	(2,085,289)	516,604,506
Small Cap Core	5,858,570	121,898	(542,039)	5,438,429	258,008	550,449	229,043	52,426,456
Small Cap Growth	5,982,643	1,174,744	(525,932)	6,631,455	—	7,087,855	180,953	52,720,065
Small Cap Opportunities	2,221,554	234,213	(158,918)	2,296,849	185,937	4,602,524	(525,261)	51,426,440
Small Cap Value	3,528,159	848,913	(426,008)	3,951,064	361,252	3,090,468	40,125	72,541,543
Small Company Growth	2,790,140	308,525	(306,779)	2,791,886	—	5,101,545	471,131	47,880,838
Small Company Value	2,029,769	512,441	(496,753)	2,045,457	483,958	12,193,839	5,420,301	49,765,976
Spectrum Income	35,470,819	3,622,615	(1,673,422)	37,420,012	10,834,026	1,485,451	(712,817)	374,574,318
Strategic Growth	27,529,692	1,439,113	(6,022,178)	22,946,627	2,872,789	18,692,741	8,216,612	358,655,774
Strategic Income Opportunities	55,931,757	5,923,111	(5,438,111)	56,416,757	20,203,347	14,793,734	(1,567,439)	584,477,600
Technical Opportunities	17,621,949	1,870,624	(3,689,943)	15,802,630	—	22,052,387	1,448,527	195,004,455
Total Return	27,283,892	1,238,140	(2,284,000)	26,238,032	11,203,678	2,331,453	(86,017)	346,342,027
U.S. Equity	25,974,572	4,663,088	(3,319,375)	27,318,285	5,751,182	39,754,953	(1,398,686)	270,724,202
U.S. High Yield Bond	10,532,498	623,624	(2,354,785)	8,801,337	6,852,195	—	140,887	90,389,727
Value	10,658,702	1,215,688	(850,910)	11,023,480	613,038	8,953,957	378,555	110,234,796
Value Equity	13,560,434	953,880	(1,797,284)	12,717,030	1,892,097	879,178	1,066,298	126,152,939

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       54

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
					$313,022,431	$661,459,360	$65,102,164	$13,796,079,863
Lifestyle Moderate
Absolute Return Currency	11,747,892	780,629	(3,787,200)	8,741,321	—	—	($4,176,338)	$76,661,384
Active Bond	36,930,439	1,279,493	(3,922,879)	34,287,053	$12,444,349	$414,791	(822,419)	337,727,467
Alpha Opportunities	8,448,036	944,119	(1,831,385)	7,560,770	526,670	9,547,080	72,518	80,068,553
Asia Pacific Total Return Bond	8,464,238	245,989	(45,351)	8,664,876	2,174,547	—	(56,153)	76,424,206
Blue Chip Growth	3,865,064	370,224	(1,112,728)	3,122,560	54,914	12,058,811	12,967,201	101,576,869
Capital Appreciation	5,969,754	612,328	(1,646,037)	4,936,045	52,927	10,301,538	7,493,421	83,024,279
Capital Appreciation Value	16,641,788	2,081,070	(2,305,798)	16,417,060	2,692,984	18,257,772	121,521	176,811,736
Core Bond	10,882,488	638,384	(635,817)	10,885,055	2,521,127	—	(92,077)	139,872,954
Emerging Markets	9,732,275	137,599	(3,031,417)	6,838,457	1,155,831	—	(6,383,890)	56,690,807
Emerging Markets Debt	9,137,253	502,869	(309,526)	9,330,596	4,544,668	—	(449,408)	79,216,763
Emerging Markets Equity	—	2,669,401	—	2,669,401	20,323	—	—	22,689,906
Enduring Equity	2,223,322	31,424	(205,346)	2,049,400	335,405	—	196,847	21,026,844
Equity Income	7,785,636	791,269	(914,761)	7,662,144	2,802,333	10,947,835	(1,014,305)	129,566,854
Floating Rate Income	45,762,612	2,252,452	(5,477,536)	42,537,528	19,715,689	—	(5,186,554)	347,531,607
Focused High Yield	19,734,978	1,315,044	(4,194,601)	16,855,421	4,570,476	—	(1,504,041)	54,105,901
Fundamental Global Franchise	3,212,952	661,513	(632,566)	3,241,899	369,077	3,771,118	63,150	41,269,378
Fundamental Large Cap Value	11,329,665	714,371	(1,970,306)	10,073,730	1,432,482	5,241,912	82,361	127,734,901
Global Absolute Return Strategies	7,414,353	4,051,079	(448,769)	11,016,663	7,540,274	—	(81,197)	114,463,131
Global Bond	8,992,596	34,240	(878,305)	8,148,531	61,889	—	(156,336)	95,826,730
Global Equity	3,663,615	900,151	(305,120)	4,258,646	898,463	—	(250,882)	43,182,666
Global Income	7,842,103	439,039	(2,054,308)	6,226,834	4,082,416	—	(2,713,144)	53,986,650
Global Real Estate	2,569,596	59,335	(304,168)	2,324,763	497,840	—	981,495	21,294,829
Global Shareholder Yield	5,115,861	579,175	(708,391)	4,986,645	1,862,052	2,326,121	(696,624)	49,966,186
Global Short Duration Credit	5,577,807	322,068	(1,110,538)	4,789,337	2,914,862	—	(1,200,562)	40,805,151
High Yield	5,609,743	388,427	(1,578,577)	4,419,593	3,129,698	—	(474,324)	32,263,028
International Core	1,461,546	814,244	(60,735)	2,215,055	1,326,263	—	(4,959)	63,948,637
International Growth Opportunities	2,850,400	712,551	(174,563)	3,388,388	181,868	—	(266,363)	40,796,196
International Growth Stock	3,094,207	608,028	—	3,702,235	563,064	751,591	—	45,278,329
International Small Cap	1,770,496	263,090	(127,307)	1,906,279	334,605	—	(172,089)	33,645,830
International Small Company	3,294,259	516,299	(408,553)	3,402,005	516,205	—	(181,780)	33,645,830
International Value	5,943,123	229,039	(316,980)	5,855,182	1,633,163	—	(843,515)	79,571,921
International Value Equity	3,262,367	833,775	(120,048)	3,976,094	511,364	773,516	(77,088)	29,383,336
Investment Quality Bond	11,465,478	889,414	(630,420)	11,724,472	2,911,690	1,385,784	(220,522)	139,872,954
Mid Cap Stock	3,645,628	386,721	(508,760)	3,523,589	—	7,142,742	250,131	64,904,512
Mid Value	5,015,859	628,150	(492,332)	5,151,677	923,331	6,796,147	100,631	70,784,041
Natural Resources	2,735,344	493,214	—	3,228,558	301,299	—	—	29,605,880
Real Estate Equity	1,990,261	262,260	(340,956)	1,911,565	304,879	2,188,253	1,875,395	21,294,829
Real Return Bond	5,489,534	3,055,586	(179,670)	8,365,450	767,936	—	(156,417)	89,259,347
Redwood	3,333,133	247,500	(317,545)	3,263,088	—	2,497,280	129,846	32,794,036
Seaport	1,292,187	5,310	(254,958)	1,042,539	—	58,524	221,507	11,499,208
Short Duration Credit Opportunities	19,727,274	1,509,284	(1,504,870)	19,731,688	7,779,205	—	(1,017,063)	184,293,967
Small Cap Growth	1,582,268	335,150	(183,795)	1,733,623	—	1,875,926	78,560	13,782,300
Small Cap Value	958,885	225,137	(153,638)	1,030,384	93,775	802,238	2,711	18,917,843
Small Company Growth	723,081	94,219	(91,988)	725,312	—	1,314,099	136,301	12,439,107
Small Company Value	543,228	139,032	(145,254)	537,006	125,636	3,165,546	1,496,755	13,065,363
Spectrum Income	13,995,897	1,457,697	(1,153,510)	14,300,084	4,196,303	572,862	(340,756)	143,143,839
Strategic Growth	6,476,831	312,865	(1,524,212)	5,265,484	662,671	4,311,883	2,023,726	82,299,513
Strategic Income Opportunities	21,717,775	2,351,565	(2,546,352)	21,522,988	7,829,447	5,691,266	(575,321)	222,978,153
Total Return	20,156,289	694,246	(3,159,372)	17,691,163	7,639,932	1,583,076	(554,001)	233,523,352
U.S. Equity	7,765,351	1,344,275	(1,073,031)	8,036,595	1,698,931	11,743,831	(147,080)	79,642,660
U.S. High Yield Bond	4,689,932	278,770	(1,000,299)	3,968,403	3,062,291	—	(877,812)	40,755,502

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       55

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
					$119,765,154	$125,521,542	($2,398,943)	$4,234,915,265
Lifestyle Conservative
Absolute Return Currency	14,287,229	577,232	(5,050,356)	9,814,105	—	—	($6,761,149)	$86,069,704
Active Bond	41,206,273	1,394,620	(5,397,029)	37,203,864	$13,564,877	$452,175	(1,073,626)	366,458,065
Alpha Opportunities	2,759,454	970,197	(486,284)	3,243,367	224,765	4,074,369	(416,788)	34,347,254
Asia Pacific Total Return Bond	7,198,186	209,195	(340,136)	7,067,245	1,849,286	—	(401,361)	62,333,102
Blue Chip Growth	1,698,804	164,686	(715,913)	1,147,577	20,211	4,438,229	12,607,375	37,330,678
Capital Appreciation	863,699	90,229	(471,715)	482,213	5,234	1,018,829	221,989	8,110,820
Capital Appreciation Value	9,272,222	1,164,349	(1,654,601)	8,781,970	1,424,444	9,657,382	(780,772)	94,581,817
Core Bond	12,142,221	740,579	(1,140,187)	11,742,613	2,757,140	—	(175,395)	150,892,580
Core High Yield	7,288,442	501,473	(2,794,564)	4,995,351	4,530,457	—	(3,231,171)	44,658,439
Emerging Markets	3,036,374	47,619	(717,406)	2,366,587	399,999	—	399,743	19,619,006
Emerging Markets Debt	9,530,113	519,193	(616,332)	9,432,974	4,694,810	—	(829,347)	80,085,951
Emerging Markets Equity	—	553,465	—	553,465	4,214	—	—	4,704,454
Enduring Equity	6,907,183	445,252	(998,363)	6,354,072	1,030,452	—	812,127	65,192,775
Equity Income	2,912,761	297,218	(713,407)	2,496,572	967,469	3,516,043	3,772,379	42,217,025
Floating Rate Income	41,250,877	1,986,158	(5,898,184)	37,338,851	17,388,037	—	(3,972,673)	305,058,416
Fundamental Global Franchise	1,743,784	585,861	(422,383)	1,907,262	217,849	2,225,910	9,915	24,279,445
Fundamental Large Cap Value	3,884,677	230,367	(1,043,724)	3,071,320	444,240	1,625,619	(402,473)	38,944,333
Global Absolute Return Strategies	8,353,235	4,849,026	(787,082)	12,415,179	8,573,288	—	(230,603)	128,993,708
Global Bond	9,607,335	135,277	(1,093,059)	8,649,553	66,153	—	(327,023)	101,718,741
Global Equity	2,652,709	975,828	(326,298)	3,302,239	697,801	—	(267,862)	33,484,699
Global Income	4,680,293	237,781	(1,874,142)	3,043,932	2,200,923	—	(1,188,494)	26,390,887
Global Real Estate	1,995,738	159,641	(376,345)	1,779,034	381,408	—	1,123,035	16,295,949
Global Shareholder Yield	2,725,983	443,129	(621,975)	2,547,137	998,885	1,231,324	(777,469)	25,522,310
Global Short Duration Credit	3,986,943	219,607	(1,061,896)	3,144,654	1,989,769	—	(1,073,625)	26,792,456
High Yield	1,941,075	317,191	(778,523)	1,479,743	873,765	—	1,769,775	10,802,126
International Core	601,305	573,763	(31,727)	1,143,341	699,097	—	(60,786)	33,008,247
International Growth Stock	2,162,179	1,015,326	(152,038)	3,025,467	464,602	620,162	(189,585)	37,001,456
International Value	3,337,783	216,083	(213,509)	3,340,357	920,149	—	(238,273)	45,395,446
Investment Quality Bond	12,790,592	985,595	(1,128,024)	12,648,163	3,190,220	1,499,728	(377,641)	150,892,580
Mid Cap Stock	1,406,479	189,579	(254,095)	1,341,963	—	2,753,155	(55,319)	24,718,958
Mid Value	1,252,918	198,301	(170,327)	1,280,892	229,573	1,689,766	56,993	17,599,456
Natural Resources	1,047,873	239,430	—	1,287,303	120,135	—	—	11,804,568
Real Estate Equity	1,545,784	323,453	(405,944)	1,463,293	235,008	1,686,757	1,767,883	16,301,080
Real Return Bond	8,666,245	2,552,179	(561,268)	10,657,156	1,152,667	—	(901,629)	113,711,859
Redwood	1,984,264	165,362	(235,668)	1,913,958	—	1,465,982	88,707	19,235,275
Seaport	751,000	2,727	(221,688)	532,039	—	30,046	233,618	5,868,389
Short Duration Credit Opportunities	16,978,600	1,293,037	(1,302,393)	16,969,244	6,654,135	—	(502,718)	158,492,739
Short Term Government Income	15,382,657	236,456	(2,006,520)	13,612,593	2,282,756	—	(718,328)	130,408,642
Small Cap Growth	917,094	220,184	(146,779)	990,499	—	1,080,457	71,486	7,874,465
Small Cap Value	248,247	62,034	(48,802)	261,479	23,907	204,525	(126)	4,800,751
Small Company Value	139,555	37,219	(41,293)	135,481	32,055	807,662	393,526	3,296,260
Spectrum Income	12,318,101	1,270,602	(1,209,327)	12,379,376	3,621,470	497,094	(132,340)	123,917,552
Strategic Growth	947,632	54,175	(473,517)	528,290	68,347	444,725	253,234	8,257,175
Strategic Income Opportunities	19,130,248	2,008,510	(2,522,484)	18,616,274	6,774,145	4,924,430	(274,412)	192,864,601
Total Return	21,351,049	756,097	(2,886,690)	19,220,456	8,322,735	1,721,601	(752,458)	253,710,013
U.S. Equity	4,036,469	719,488	(722,528)	4,033,429	850,115	5,876,406	70,755	39,971,286
U.S. High Yield Bond	2,003,370	102,312	(789,253)	1,316,429	1,127,683	—	505,516	13,519,726
					$102,074,275	$53,542,376	($1,955,390)	$3,247,535,264

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       56

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios' investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, and Lifestyle Conservative Portfolio, each a portfolio of John Hancock Funds II (the "Trust"), at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2016

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       57

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2015.

The portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below have the following amounts as foreign tax credits, which represent taxed paid on the income derived from foreign sources.

Portfolio	Foreign sourced income	Foreign tax credit
Lifestyle Aggressive	$17,230,241	$2,377,238
Lifestyle Growth	46,420,303	5,965,912
Lifestyle Balanced	37,182,306	4,492,122
Lifestyle Moderate	9,189,335	996,439
Lifestyle Conservative	5,333,988	508,361

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain
Lifestyle Aggressive	$244,495,160
Lifestyle Growth	743,985,132
Lifestyle Balanced	585,227,084
Lifestyle Moderate	119,089,744
Lifestyle Conservative	71,481,588

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the portfolios.

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       58

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2005	228
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2008	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       59

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	228
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee*
Chairman, and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       60

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       61

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       62

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF269285	LSA 12/15 2/16

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year, December 31, 2015, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES:

2015: $147,164

2014: $133,807

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b)	AUDIT RELATED FEES:

2015: $31,376

2014: $30,095

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $103,474 and $103,940 for the fiscal years ended December 31, 2015 and 2014, respectively.

(c)	TAX FEES:

2015: $0

2014: $0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.  The tax fees for the years ended December 31, 2015 and December 31, 2014 were $0 and $0 as the tax services were provided by a service provider other than the principal accountant.

(d)	ALL OTHER FEES:

2015: $1,300

2014: $790

These fees represent other fees for John Hancock Funds II billed to the registrant or to control affiliates.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee.  At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)	Not Applicable.
(g)	The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $7,124,497 for the fiscal year ended December 31, 2015 and $5,313,759 for the fiscal year ended December 31, 2014.
(h)	The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.
(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) SEE ATTACHED CODE OF ETHICS.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS IS ATTACHED. SEE ATTACHED “JOHN HANCOCK FUNDS – GOVERNANCE COMMITTEE CHARTER”.

(c)(2) CONTACT PERSON AT THE REGISTRANT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: February 18, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: February 18, 2016